united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period:4/30/20

Item 1. Reports to Stockholders.

Annual Report

April 30, 2020

1-888-451-TPFG

www.TPFG.com

Distributed by Northern Lights Distributors, LLC

FINRA Member

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.TPFG.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Effective May 1, 2020, the names of the following funds have changed.

Original Fund Name	New Fund Name
RiskPro® PFG 0-15 Fund	PFG BNY Mellon Diversifier Strategy Fund

RiskPro® 30+ Fund	PFG JP Morgan® Tactical Aggressive Strategy Fund

RiskPro® Dynamic 20-30 Fund	PFG JP Morgan® Tactical Moderate Strategy Fund

RiskPro® Tactical 0-30 Fund	PFG Meeder Tactical Strategy Fund

RiskPro® PFG 30+ Fund	PFG MFS® Aggressive Growth Strategy Fund

RiskPro® PFG Balanced 20-30 Fund	PFG Balanced Strategy Fund

RiskPro® PFG Equity 30+ Fund	PFG Equity Strategy Fund

RiskPro® PFG Global 30+ Fund	PFG Global Strategy Fund

RiskPro® Dynamic 0-10 Fund	PFG Active Core Bond Strategy Fund

Dear Fellow Shareholders:

It is my pleasure to offer the Pacific Financial Group Mutual Funds Annual Report. The annual report is comprehensive; however, I would like to offer some additional details. The Pacific Financial Group, LLC Mutual Funds are comprised of thirteen strategies:

Fund Name	Ticker
PFG ACTIVE CORE BOND STRATEGY	PFDOX
PFG BALANCED STRATEGY	PFDBX
PFG BNY MELLON DIVERSIFIER STRATEGY	PFADX
PFG EQUITY STRATEGY	PFDEX
PFG GLOBAL STRATEGY	PFDGX
PFG JP MORGAN TACTICAL AGGRESSIVE STRATEGY	PFSEX
PFG JP MORGAN TACTICAL MODERATE STRATEGY	PFJDX
PFG MEEDER TACTICAL STRATEGY	PFTEX
PFG MFS AGGRESSIVE GROWTH STRATEGY	PFSMX
RISKPRO AGGRESSIVE 30+ FUND	PFLWX
RISKPRO ALTERNATIVE 0-15 FUND	PFAOX
RISKPRO DYNAMIC 15-25 FUND	PFDPX
RISKPRO PFG AGGRESSIVE 30+ FUND	PFSUX

At year-end (April 30, 2020), gross assets totaled $2,076,136,284.74. All strategies incorporate our proprietary risk management software, RiskPro®. RiskPro® is a risk profiling and portfolio construction software technology that quantifies historical risk characteristics to estimate the forward-looking, maximum annual range (gain or loss) of total returns of a portfolio of securities. Investment portfolios constructed with the RiskPro® software are monitored daily in seeking to ensure that the selected portfolio(s) maintain a level of risk within a pre-determined tolerance range. Please refer to the prospectus and annual report for additional details.

The twelve months ended April 30, 2020, produced a wide dispersion of returns across asset classes. The S&P TR returned 0.86% over that time, meanwhile bonds, as measured by the Barclays US Aggregate Bond TR, returned 10.84%. International equities fell across almost all markets, with the MSCI EAFE down 11.34%. Markets were relatively calm and produced positive returns from May 1, 2019, through the third week of February 2020. After that time, markets experienced one of the quickest and sharpest selloffs in history because of the global pandemic sparked by COVID-19. While the market bottomed on March 23, 2020, not all asset classes have participated as strongly in the recovery. As a result, the past year produced a wide range of returns alongside an extremely challenging investment environment.

PFG Active Core Bond Strategy

The PFG Active Core Bond Strategy provides investors with a globally diversified fixed income allocation. This strategy returned 2.59% from 5/1/2019 through 4/30/2020, while the Bloomberg Barclays US Aggregate Bond Index returned 10.84% for the same period. The top contributors to performance on a weighted basis were the PIMCO Total Return and PIMCO Real Return holdings. The largest detractors from performance on a weighted basis came from having a lower duration than the benchmark, as well as exposure to sectors that have traditionally offered strong returns and diversification benefits, such as municipal bonds and high yield.

Overall, it was a difficult year for fixed income investing. At the beginning of our fiscal year, the Federal Reserve had recently begun hiking interest rates with the expectation that the economic recovery would continue. Given that outlook, this strategy was positioned with the expectation that interest rates were likely to move higher. Instead, the recovery began to weaken, and the Federal Reserve began reducing interest rates. As a result, long-term bonds (as measured by the Barclays US Government Long TR), which generally benefit from interest rates moving lower, were the top-performing fixed income asset class with a return of 37.33% for our fiscal year. Having less duration in the strategy meant it was not able to partake in as many gains. In addition, exposure to municipal and high yield bonds, which have historically posted strong returns, were securities that significantly underperformed due to the flight to safety after the sell-off in February due to COVID-19. This strategy is appropriate for investors seeking fixed income exposure with an overlay of dynamic management that adjusts holdings based upon market conditions.

PFG BNY Mellon Diversifier Strategy

The PFG BNY Mellon Diversifier Strategy provides investors with an allocation designed to help protect against rising interest rates. This strategy returned 1.40% from 5/1/2019 through 4/30/2020, while the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index returned 1.89% for the same period. The top contributors to performance on a weighted basis were the BNY Mellon Core Plus and BNY Mellon Global Real Return holdings. The largest detractors from performance on a weighted basis were the BNY Mellon Natural Resources and BNY Mellon Global Real Estate Securities. The global real estate securities position was eliminated from the strategy as the REIT sector faces structural headwinds from the significant loss of economic activity resulting from the COVID-19 shutdown. The strategy continues to hold a small allocation to natural resources due to its long-term diversification benefits that we believe enhance the overall risk/return profile. This strategy is appropriate for investors seeking some exposure to equity, fixed income, and alternatives, with an emphasis on protecting against a rising interest rate environment.

RiskPro® Alternative 0-15 Fund

The RiskPro® Alternative 0-15 Fund provides investors with an allocation that is meant to help diversify their overall portfolio. The strategy returned -7.69% from 5/1/2019 through 4/30/2020, while the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index returned 1.89% for the same period. The strongest performing positions were the PIMCO Mortgage Opportunities and PIMCO Dynamic Bond holdings. The largest detractor from performance on a weighted basis was a long-short holding.

The strategy performed consistent with the benchmark from May 1, 2019, prior to the market sell-off in February 2020. During the sell-off, losses within the long-short holding were larger than expected due to exposure to international securities and an overweight to value positions, both of which underperformed significantly more than the benchmark. Since that time, the long-short position was reduced within the allocation. The strategy is well diversified and is appropriate for investors seeking an alternative strategy to help diversify their overall portfolio.

PFG Meeder Tactical Strategy

The PFG Meeder Tactical Strategy provides a highly tactical allocation by shifting equity and fixed income exposure during various market conditions. This strategy returned -6.91% from 5/1/2019 through 4/30/2020, while the Morningstar Moderate Target Risk Index returned -0.30% for the same period. The largest contributor to performance on a weighted basis was the Meeder Conservative Allocation holding. The largest detractor to performance on a weighted basis was the Meeder Balanced holding.

The strategy performed consistent with the benchmark from May 1, 2019, prior to the market sell-off in February 2020. During the sell-off, the strategy was moved to a more defensive position which provided some protection from market losses. This strategy remained in a defensive position after the market bottom due to high levels of uncertainty surrounding the economic impact of COVID-19. After the market bottom on March 23, 2020, the benchmark returned 17.96% through April 30, 2020, whereas this strategy returned 7.70% due to its defensive positioning and is the primary reason for underperformance over this past fiscal year. This strategy is appropriate for investors who seek lower volatility during market fluctuations.

RiskPro® Dynamic 15-25 Fund

The RiskPro® Dynamic 15-25 Fund provides a globally diversified portfolio with approximately 60% allocated to global equities and 40% to fixed income. The strategy returned -8.27% from 5/1/2019 through 4/30/2020, while the Morningstar Moderate Target Risk Index returned -0.30% over the same period. The largest contribution to performance on a weighted basis came from the PIMCO Total Return and PIMCO Real Return holdings. The largest detractors from performance on a weighted basis came from exposure to international and emerging market holdings, as well as an overweight to value stocks. While those holdings detracted over the reporting period, a central theme of this strategy centers around providing investors exposure to those areas as they are attractive from a valuation perspective. Overall, this strategy is appropriate for investors that seek a consistent blend of 60% equities and 40% fixed income and are willing to accept the potential for higher volatility on the equity side because of the global exposure.

PFG Balanced Strategy

The PFG Balanced Strategy provides a domestically focused allocation split between equity and fixed income. In a normal environment, the strategy would be typically positioned with 70% allocated to multi-cap equities and 30% fixed income but can be dynamically managed. The strategy returned -9.26% from 5/1/2019 through 4/30/2020, while the Morningstar Moderate Aggressive Target Risk Index returned -3.94% for the same period. The strategy performed generally in-line with the benchmark until the final month of the period. Beginning in mid-March and through early April, a defensive position was taken given the risks associated with COVID-19 and subsequent shelter in place orders. The defensive stance entailed reducing equity exposure and raising cash. This caused a gap in performance relative to the benchmark, as risk assets rallied in April. Within equity exposure, Technology, Large Cap Growth, and HealthCare were the top contributors while Mid and Small Caps detracted. Moderate Allocation managers also contributed to performance, led by Fidelity Balanced. Fixed income exposure was mixed with Guggenheim Total Return Bond contributing the most and Semper MBS Total Return detracting due to volatility in the mortgage market. The allocation to equity and fixed income may change over time, based upon market conditions, making this strategy a good choice for investors seeking some dynamic management in their portfolio.

PFG JP Morgan Tactical Moderate Strategy

The PFG JP Morgan Tactical Moderate Strategy provides a globally diversified allocation with the ability to dynamically adjust the equity and fixed income exposure based upon market conditions. The strategy returned -6.00% from 5/1/2019 through 4/30/2020, while the Morningstar Moderate Aggressive Target Risk Index returned -3.94% for the same period. The largest contribution to performance on a weighted basis came from core bond holdings. Detractors from performance on a weighted basis came from exposure to international and emerging market holdings. An additional detractor was a defensive stance during the fourth quarter of 2019 during a time when the market continued to move upward. The strategy was defensive due to geopolitical uncertainties and continued evidence of a late-cycle environment. Year to date, the strategy has performed well and is in-line with its benchmark. Due to its tactical nature, this strategy remains a good choice for investors who seek lower volatility during market fluctuations and are not as concerned about capturing all the upswings in the market.

PFG Equity Strategy

The PFG Equity Strategy provides a domestically focused, multi-cap equity allocation that is dynamically managed to allocate exposure to advantaged areas of the market. The strategy returned -11.98% from 5/1/2019 through 4/30/2020, while the Morningstar Aggressive Target Risk Index returned -7.16% for the same period. The strategy generally performed in-line with the benchmark until the final month of the period. Due to the risk associated with COVID-19, a defensive position was taken by raising cash beginning in mid-March. This defensive positioning caused a gap in relative performance. Within equity exposure, Technology, Large Cap Growth, and HealthCare were the top contributors on a weighted basis. Defensive Equity and Quality themes also contributed to performance. Mid and Small Caps were net detractors during the year. This strategy is appropriate for investors seeking an allocation that is predominantly domestic in nature, with adjustments made based upon areas of the market believed to be advantaged.

PFG JP Morgan Tactical Aggressive Strategy

The PFG JP Morgan Tactical Aggressive Strategy provides a globally diversified allocation with the ability to dynamically adjust the equity and fixed income exposure based upon current market conditions. The strategy returned -10.32% from 5/1/2019 through 4/30/2020, while the Morningstar Aggressive Target Risk Index returned -7.16% for the same period. The largest contribution to performance on a weighted basis came from large-cap growth holdings which posted a strong year. Detractors from performance on a weighted basis came from exposure to international and emerging markets, as well as value positions. An additional detractor was a defensive stance during the fourth quarter of 2019 during a time when the market continued to move upward. The strategy was defensive due to geopolitical uncertainties and continued evidence of a late-cycle environment. Year to date, the strategy has performed well and is in-line with its benchmark. Due to its tactical nature, this strategy remains a good choice for investors seeking global equity exposure, with some adjustments made to lower volatility during uncertain market periods.

PFG Global Strategy

The PFG Global Strategy provides a globally diversified equity allocation with the ability to dynamically adjust the equity exposure between domestic and international markets. The strategy returned -12.33% from 5/1/2019 through 4/30/2020, while the Morningstar Aggressive Target Risk Index returned -7.16% for the same period. The strategy generally performed in-line with the benchmark until the final month of the period. Due to the risk associated with coronavirus, a defensive stance was taken by raising cash beginning in mid-March. This defensive positioning caused a gap in relative performance. The strategy is split between domestic and international exposure, with a bias to domestic equities. This was an overall net contributor to performance led by Invesco QQQ, a large-cap growth holding. An active global growth manager, T. Rowe Price Global Stock, was the next top contributor. Several other holdings contributed including AQR Large Cap Defensive Style, iShares MSCI Switzerland, and iShares MSCI EAFE Growth. Mid and small-cap, along with emerging markets exposure, detracted from performance on a weighted basis. This strategy is appropriate for investors seeking global equity exposure with dynamic management that shifts between domestic and international equities depending on perceived opportunities.

RiskPro® PFG Aggressive 30+ Fund

The RiskPro® PFG Aggressive 30+ Fund provides a globally diversified equity allocation that is focused on relative value opportunities. The strategy returned -11.59% from 5/1/2019 through 4/30/2020, while the Morningstar Aggressive Target Risk Index returned -7.16% for the same period. The largest contribution to performance on a weighted basis came from large-cap growth holdings which posted a strong year. Detractors from performance on a weighted basis came from emerging markets and an overweight to international stocks. A tilt toward value stocks detracted as well. While those holdings detracted over the reporting period, a central theme of this strategy centers around providing investors exposure to those areas as they are attractive from a valuation perspective. This strategy is appropriate for investors seeking global equity exposure to securities with attractive valuations.

PFG MFS Aggressive Growth Strategy

The PFG MFS Aggressive Growth Strategy provides a globally diversified equity allocation with a growth bias and holds diversifying allocations to real estate and commodities. The strategy returned -7.10% from 5/1/2019 through 4/30/2020, while the Morningstar Aggressive Target Risk Index returned -7.16% for the same period. Top contributors to performance on a weighted basis came from large and mid-cap growth stocks. The largest detractors on a weighted basis were positions in commodities and mid-cap value. Commodities are including to provide diversification and an improved risk/return profile over time. This strategy is a good choice for investors seeking global equity exposure with a growth tilt.

RiskPro® Aggressive 30+ Fund

The RiskPro® Aggressive 30+ Fund provides a globally diversified equity allocation with an overweighting toward value and small-cap stocks. The strategy returned -18.23% from 5/1/2019 through 4/30/2020, while the Morningstar Aggressive Target Risk Index returned -7.16% for the same period. The largest contributor to performance on a weighted basis was a core US market position. The largest detractors to performance on a weighted basis came from emerging markets and international stocks. A tilt toward value stocks detracted as well. While those holdings detracted over the reporting period, a central theme of this strategy centers around providing investors exposure to those areas as they are attractive from a valuation perspective. This strategy is a good choice for investors with a long-term investing horizon wanting to invest in stocks that are attractive from a valuation perspective.

The results of our strategies so far reflect a very short time period relative to our investment horizon. We are always looking for ways to improve our investment process and how we construct portfolios. We look forward to the challenges and opportunities that we face as investment managers.

Thank you for your confidence in the Pacific Financial Group Mutual Funds.

Sincerely,

Jennifer Enstad, Chief Investment Officer

The Pacific Financial Group, Inc.

Disclosures

Mutual Funds Involve Risk Including Possible Loss of Principal. Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than the original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of Fund shares. The Funds’ prospectus contains more complete information, including fees, expenses, and risks involved in investing in newly public companies and should be read carefully before investing. Before investing you should carefully consider the investment objectives, risks, shares, and expenses of the Pacific Financial family of funds. This and other important information about the Funds are contained in the prospectus; to obtain an additional prospectus please call 1-888-451-TPFG. The prospectus should be read carefully before investing. The Pacific Financial Group family of funds is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS (agency and non-agency). The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and at least 1 month, are rated investment grade, and have $300 million or more of outstanding face value. The S&P 500 TR Index is an unmanaged broad measure of the U.S. stock market utilizing a capitalization-weighted composite of 500 widely held U.S. firms. The Morningstar Target Risk Index Family provides global market risk levels that are scaled to fit five equity market risk profiles: aggressive, moderately aggressive, moderate, moderately conservative, and conservative. Morningstar Moderate Target Risk Total Return Index consists of 37% U.S. Equity Exposure, 27% Non-U.S. Equity Exposure, 33% U.S. Bond Exposure, 4% Non-U.S. Bond Exposure, 2% Inflation Hedge, and 1% Cash. Morningstar Moderate Aggressive Target Risk Total Return Index consists of 49% U.S. Equity Exposure, 31% Non-U.S. Equity Exposure, 18% U.S. Bond Exposure, and 2% Non-U.S. Bond Exposure. Morningstar Aggressive Target Risk Total Return Index consists of 59% U.S. Equity Exposure, 36% Non-U.S. Equity Exposure, 4% U.S. Bond Exposure, and 1% Non-U.S. Bond Exposure.

5769-NLD-6/5/2020

PFG Active Core Bond Strategy Fund
Portfolio Review (Unaudited)
April 30, 2020

The Fund’s performance figures* for the periods ended April 30, 2020 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
PFG Active Core Bond Strategy Fund
Class R	2.59%	1.33%
Bloomberg Barclays U.S. Aggregate Bond Index***	10.84%	5.80%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.44% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Debt Funds	98.19%
Money Market Fund	1.73%
Other Assets Less Liabilities - Net	0.08%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2020.

PFG Balanced Strategy Fund
Portfolio Review (Unaudited)
April 30, 2020

The Fund’s performance figures* for the periods ended April 30, 2020 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
PFG Balanced Strategy Fund
Class R	(9.26)%	(2.59)%
Morningstar Moderate Aggressive Target Risk Index (Total Return)***	(3.94)%	1.23%
Morningstar Moderate Target Risk Index (Total Return)****	(0.30)%	2.55%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.39% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Moderate Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 80% global equity exposure and 20% global bond exposure. Investors cannot invest directly in an index.

****	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	26.35%
Mutual Funds - Asset Allocation Funds	20.03%
Mutual Funds - Debt Funds	13.59%
Mutual Funds - Equity Fund	7.14%
Exchange Traded Funds - Debt Fund	2.31%
Money Market Fund	31.00%
Other Assets Less Liabilities - Net	(0.42)%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2020.

PFG BNY Mellon Diversifier Strategy Fund
Portfolio Review (Unaudited)
April 30, 2020

The Fund’s performance figures* for the periods ended April 30, 2020 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
PFG BNY Mellon Diversifier Strategy Fund
Class R	1.40%	(0.36)%
Bloomberg Barclays 1-3 Month T-Bill Index***	1.89%	1.92%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.90% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Debt Funds	67.40%
Mutual Funds - Alternative Fund	30.17%
Mutual Funds - Equity Fund	2.21%
Money Market Fund	0.72%
Other Assets Less Liabilities - Net	(0.50)%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2020.

PFG Equity Strategy Fund
Portfolio Review (Unaudited)
April 30, 2020

The Fund’s performance figures* for the periods ended April 30, 2020 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
PFG Equity Strategy Fund
Class R	(11.98)%	(1.81)%
Morningstar Aggressive Target Risk Index (Total Return)***	(7.16)%	0.00%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.38% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	42.18%
Mutual Funds - Equity Funds	29.00%
Money Market Fund	27.43%
Other Assets Less Liabilities - Net	1.39%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2020.

PFG Global Strategy Fund
Portfolio Review (Unaudited)
April 30, 2020

The Fund’s performance figures* for the periods ended April 30, 2020 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
PFG Global Strategy Fund
Class R	(12.33)%	(6.22)%
Morningstar Aggressive Target Risk Index (Total Return)***	(7.16)%	0.00%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.61% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	43.60%
Mutual Funds - Equity Funds	25.36%
Money Market Fund	38.51%
Other Assets Less Liabilities - Net	(7.47)%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2020.

PFG JP Morgan Tactical® Aggressive Strategy Fund
Portfolio Review (Unaudited)
April 30, 2020

The Fund’s performance figures* for the periods ended April 30, 2020 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
PFG JP Morgan Tactical® Aggressive Strategy Fund
Class R	(10.32)%	(3.24)%
Morningstar Aggressive Target Risk Index (Total Return)***	(7.16)%	0.00%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.80% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	54.41%
Exchange Traded Funds - Equity Funds	41.21%
Money Market Fund	4.49%
Other Assets Less Liabilities - Net	(0.11)%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2020.

PFG JP Morgan® Tactical Moderate Strategy Fund
Portfolio Review (Unaudited)
April 30, 2020

The Fund’s performance figures* for the periods ended April 30, 2020 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
PFG JP Morgan® Tactical Moderate Strategy Fund
Class R	(6.00)%	(3.03)%
Morningstar Moderate Aggressive Target Risk Index (Total Return)***	(3.94)%	0.13%
Morningstar Moderate Target Risk Index (Total Return)****	(0.30)%	2.09%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.76% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of operations and trading was March 15, 2018.

***	The Morningstar Moderate Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 80% global equity exposure and 20% global bond exposure. Investors cannot invest directly in an index.

****	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Debt Funds	38.42%
Exchange Traded Fund - Equity Funds	35.53%
Mutual Funds - Equity Funds	21.43%
Money Market Fund	4.76%
Other Assets Less Liabilities - Net	(0.14)%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2020.

PFG Meeder Tactical Strategy Fund
Portfolio Review (Unaudited)
April 30, 2020

The Fund’s performance figures* for the periods ended April 30, 2020 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
PFG Meeder Tactical Strategy Fund
Class R	(6.91)%	(3.12)%
Morningstar Moderate Target Risk Index (Total Return)***	(0.30)%	2.55%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.97% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Asset Allocation Funds	62.01%
Mutual Funds - Equity Funds	27.75%
Mutual Funds - Alternative Fund	9.74%
Money Market Fund	1.10%
Other Assets Less Liabilities - Net	(0.60)%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2020.

PFG MFS® Aggressive Growth Strategy Fund
Portfolio Review (Unaudited)
April 30, 2020

The Fund’s performance figures* for the periods ended April 30, 2020 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
PFG MFS® Aggressive Growth Strategy Fund
Class R	(7.10)%	0.09%
Morningstar Aggressive Target Risk Index (Total Return)***	(7.16)%	0.00%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.74% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	83.43%
Exchange Traded Funds - Equity Funds	11.73%
Exchange Traded Funds - Commodity Fund	3.51%
Money Market Fund	1.19%
Other Assets Less Liabilities - Net	0.14%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2020.

RiskPro® Aggressive 30+ Fund
Portfolio Review (Unaudited)
April 30, 2020

The Fund’s performance figures* for the periods ended April 30, 2020 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
RiskPro® Aggressive 30+ Fund
Class R	(18.23)%	(8.56)%
Morningstar Aggressive Target Risk Index (Total Return)***	(7.16)%	0.00%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.87% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	66.40%
Exchanged Traded Funds - Equity Funds	33.17%
Money Market Fund	0.58%
Other Assets Less Liabilities - Net	(0.15)%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2020.

RiskPro® Alternative 0-15 Fund
Portfolio Review (Unaudited)
April 30, 2020

The Fund’s performance figures* for the periods ended April 30, 2020 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
RiskPro® Alternative 0-15 Fund
Class R	(7.69)%	(3.43)%
Bloomberg Barclays 1-3 Month T-Bill Index***	1.89%	1.92%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 3.13% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Debt Funds	39.72%
Mutual Funds - Alternative Funds	34.25%
Exchange Traded Funds - Debt Fund	24.80%
Money Market Fund	1.40%
Other Assets Less Liabilities - Net	(0.17)%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2020.

RiskPro® Dynamic 15-25 Fund
Portfolio Review (Unaudited)
April 30, 2020

The Fund’s performance figures* for the periods ended April 30, 2020 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
RiskPro® Dynamic 15-25 Fund
Class R	(8.27)%	(3.55)%
Morningstar Moderate Target Risk Index (Total Return)***	(0.30)%	2.55%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.61% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	47.63%
Mutual Funds - Debt Funds	38.34%
Exchange Traded Funds - Equity Funds	13.02%
Money Market Fund	1.26%
Other Assets Less Liabilities - Net	(0.25)%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2020.

RiskPro® PFG Aggressive 30+ Fund
Portfolio Review (Unaudited)
April 30, 2020

The Fund’s performance figures* for the periods ended April 30, 2020 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
RiskPro® PFG Aggressive 30+ Fund
Class R	(11.59)%	(4.30)%
Morningstar Aggressive Target Risk Index (Total Return)***	(7.16)%	0.00%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.85% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	99.08%
Money Market Fund	1.12%
Other Assets Less Liabilities - Net	(0.20)%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2020.

PFG Active Core Bond Strategy Fund
PORTFOLIO OF INVESTMENTS	April 30, 2020

Shares	Description	Value
	MUTUAL FUNDS - 98.19%
	DEBT FUNDS - 98.19%
696,532	PIMCO Dynamic Bond Fund - Institutional Class	$7,125,521
3,194,648	PIMCO Income Fund - Institutional Class	35,620,324
1,121,349	PIMCO Investment Grade Credit Bond Fund - Institutional Class	11,875,081
1,019,184	PIMCO Mortgage Opportunities and Bond Fund - Institutional Class	10,772,776
502,464	PIMCO Real Return Fund - Institutional Class	5,838,628
4,481,595	PIMCO Total Return Fund - Institutional Class	47,773,807
	TOTAL MUTUAL FUNDS (Cost - $117,374,371)	119,006,137

	SHORT-TERM INVESTMENT - 1.73%
	MONEY MARKET FUND - 1.73%
2,103,231	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	2,103,231
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,103,231)

	TOTAL INVESTMENTS - 99.92% (Cost - $119,477,602)	$121,109,368
	OTHER ASSETS AND LIABILITIES - NET - 0.08%	95,555
	TOTAL NET ASSETS - 100.00%	$121,204,923

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2020.

See accompanying notes to financial statements.

PFG Balanced Strategy Fund
PORTFOLIO OF INVESTMENTS	April 30, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 28.66%
	DEBT FUND - 2.31%
99,447	iShares 1-3 Year Treasury Bond ETF	$8,632,000

	EQUITY FUNDS - 26.35%
120,089	Health Care Select Sector SPDR Fund	11,976,476
117,296	Invesco QQQ Trust Series 1	25,677,267
357,765	Invesco S&P MidCap Low Volatility ETF	15,147,770
41,850	iShares Core S&P Mid-Cap ETF	6,870,933
133,012	iShares Core S&P Small-Cap ETF	8,426,310
321,202	iShares Edge MSCI Min Vol USA ETF	18,973,402
115,147	Vanguard Value ETF	11,348,888
		98,421,046

	TOTAL EXCHANGE TRADED FUNDS (Cost - $112,370,025)	107,053,046

	MUTUAL FUNDS - 40.76%
	ASSET ALLOCATION FUNDS - 20.03%
1,091,619	American Balanced Fund - Retail Class	29,506,471
671,087	BlackRock Balanced Capital Fund, Inc. - Institutional Class	15,032,358
1,301,510	Fidelity Balanced Fund - Institutional Class	30,286,127
		74,824,956
	DEBT FUNDS - 13.59%
650,292	Guggenheim Total Return Bond Fund - Institutional Class	18,390,271
1,696,643	PIMCO Investment Grade Credit Bond Fund - Institutional Class	17,967,445
1,798,305	Semper MBS Total Return Fund - Institutional Class	14,422,404
		50,780,120
	EQUITY FUND - 7.14%
1,243,066	AQR Large Cap Defensive Style Fund - Institutional Class	26,663,765

	TOTAL MUTUAL FUNDS (Cost - $154,921,254)	152,268,841

	SHORT-TERM INVESTMENT - 31.00%
	MONEY MARKET FUND - 31.00%
115,810,086	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%* +	115,810,086
	TOTAL SHORT-TERM INVESTMENT (Cost - $115,810,086)

	TOTAL INVESTMENTS - 100.42% (Cost - $383,101,365)	$375,131,973
	OTHER ASSETS AND LIABILITIES - NET - (0.42)%	(1,581,774)
	TOTAL NET ASSETS - 100.00%	$373,550,199

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2020.

+	Affiliated Company - PFG Balanced Strategy Fund holds in excess of 5% of outstanding voting securities of this Mutual Fund.

See accompanying notes to financial statements.

PFG BNY Mellon Diversifier Strategy Fund
PORTFOLIO OF INVESTMENTS	April 30, 2020

Shares	Description	Value
	MUTUAL FUNDS - 99.78%
	ALTERNATIVE FUND - 30.17%
1,474,857	BNY Mellon Global Real Return Fund - Institutional Class	$21,370,673

	DEBT FUNDS - 67.40%
4,381,912	BNY Mellon Core Plus Fund - Class Y +	46,316,805
136,890	BNY Mellon Floating Rate Income Fund - Institutional Class	1,420,915
		47,737,720
	EQUITY FUND - 2.21%
69,628	BNY Mellon Natural Resources Fund - Institutional Class	1,566,630

	TOTAL MUTUAL FUNDS (Cost - $68,696,693)	70,675,023

	SHORT-TERM INVESTMENT - 0.72%
	MONEY MARKET FUND - 0.72%
508,529	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	508,529
	TOTAL SHORT-TERM INVESTMENT (Cost - $508,529)

	TOTAL INVESTMENTS - 100.50% (Cost - $69,205,222)	$71,183,552
	OTHER ASSETS AND LIABILITIES - NET - (0.50)%	(355,016)
	TOTAL NET ASSETS - 100.00%	$70,828,536

+	Non-income producing security.

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2020.

See accompanying notes to financial statements.

PFG Equity Strategy Fund
PORTFOLIO OF INVESTMENTS	April 30, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 42.18%
	EQUITY FUNDS - 42.18%
157,874	Health Care Select Sector SPDR Fund	$15,744,774
141,314	Invesco QQQ Trust Series 1	30,935,048
839,530	Invesco S&P 500 Quality ETF	28,208,208
334,630	Invesco S&P MidCap Low Volatility ETF	14,168,234
78,818	iShares Core S&P Mid-Cap ETF	12,940,339
168,905	iShares Core S&P Small-Cap ETF	10,700,132
258,924	iShares Edge MSCI Min Vol USA ETF	15,294,641
264,965	Technology Select Sector SPDR Fund	24,220,450
125,175	Vanguard Value ETF	12,337,248
	TOTAL EXCHANGE TRADED FUNDS (Cost - $166,850,665)	164,549,074

	MUTUAL FUNDS - 29.00%
	EQUITY FUNDS - 29.00%
976,368	Akre Focus Fund - Institutional Class	43,868,211
1,780,430	AQR Large Cap Defensive Style Fund - Institutional Class	38,190,216
2,358,931	DoubleLine Shiller Enhanced CAPE/USA - Class I	31,067,127
	TOTAL MUTUAL FUNDS (Cost - $113,602,725)	113,125,554

	SHORT-TERM INVESTMENT - 27.43%
	MONEY MARKET FUND - 27.43%
107,030,384	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%* +	107,030,384
	TOTAL SHORT-TERM INVESTMENT (Cost - $107,030,384)

	TOTAL INVESTMENTS - 98.61% (Cost - $387,483,774)	$384,705,012
	OTHER ASSETS AND LIABILITIES - NET - 1.39%	5,430,101
	TOTAL NET ASSETS - 100.00%	$390,135,113

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2020.

+	Affiliated Company - PFG Equity Strategy Fund holds in excess of 5% of outstanding voting securities of this Mutual Fund.

See accompanying notes to financial statements.

PFG Global Strategy Fund
PORTFOLIO OF INVESTMENTS	April 30, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 43.60%
	EQUITY FUNDS - 43.60%
53,291	Health Care Select Sector SPDR Fund	$5,314,711
48,128	Invesco QQQ Trust Series 1	10,535,701
92,201	Invesco S&P MidCap Low Volatility ETF	3,903,790
303,881	iShares Core MSCI Emerging Markets ETF	13,267,445
11,294	iShares Core S&P Mid-Cap ETF	1,854,249
41,457	iShares Core S&P Small-Cap ETF	2,626,301
46,751	iShares Edge MSCI Min Vol USA ETF	2,761,582
120,513	iShares MSCI EAFE Growth ETF	9,162,603
146,255	iShares MSCI Switzerland ETF	5,393,884
26,183	Vanguard Value ETF	2,580,597
	TOTAL EXCHANGE TRADED FUNDS (Cost - $60,386,269)	57,400,863

	MUTUAL FUNDS - 25.36%
	EQUITY FUNDS - 25.36%
566,472	AQR Large Cap Defensive Style Fund - Institutional Class	12,150,819
881,352	PIMCO StocksPLUS International Fund Unhedged - Institutional Class	4,301,000
671,568	PIMCO StocksPLUS International Fund U.S. Dollar - Institutional Class	4,298,038
287,557	T Rowe Price Global Stock Fund - Class I	12,632,362
	TOTAL MUTUAL FUNDS (Cost - $33,531,732)	33,382,219

	SHORT-TERM INVESTMENT - 38.51%
	MONEY MARKET FUND - 38.51%
50,689,109	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%* +	50,689,109
	TOTAL SHORT-TERM INVESTMENT (Cost - $50,689,109)

	TOTAL INVESTMENTS - 107.47% (Cost - $144,607,110)	$141,472,191
	OTHER ASSETS AND LIABILITIES - NET - (7.47)%	(9,834,341)
	TOTAL NET ASSETS - 100.00%	$131,637,850

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2020.

+	Affiliated Company - PFG Global Strategy Fund holds in excess of 5% of outstanding voting securities of this Mutual Fund.

See accompanying notes to financial statements.

PFG JP Morgan® Tactical Aggressive Strategy Fund
PORTFOLIO OF INVESTMENTS	April 30, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 41.21%
	EQUITY FUNDS - 41.21%
153,542	JPMorgan Diversified Return Emerging Markets Equity ETF	$6,563,921
124,807	JPMorgan Diversified Return International Equity ETF	5,797,285
121,160	JPMorgan Diversified Return U.S. Equity ETF	8,012,311
50,898	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	2,896,605
65,623	JPMorgan Diversified Return U.S. Small Cap Equity ETF	1,622,857
84,477	JPMorgan U.S. Momentum Factor ETF	2,388,165
93,067	JPMorgan U.S. Value Factor ETF	2,146,330
	TOTAL EXCHANGE TRADED FUNDS (Cost - $33,089,749)	29,427,474

	MUTUAL FUNDS - 54.41%
	EQUITY FUNDS - 54.41%
187,083	JPMorgan Equity Index Fund - Institutional Class	8,302,736
98,600	JPMorgan Hedged Equity Fund - Institutional Class	2,100,174
612,558	JPMorgan International Research Enhanced Equity Fund - Institutional Class	9,176,125
239,500	JPMorgan Large Cap Growth Fund - Institutional Class	10,142,834
772,140	JPMorgan Large Cap Value Fund - Institutional Class	9,134,415
	TOTAL MUTUAL FUNDS (Cost - $40,231,352)	38,856,284

	SHORT-TERM INVESTMENT - 4.49%
	MONEY MARKET FUND - 4.49%
3,209,483	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	3,209,483
	TOTAL SHORT-TERM INVESTMENT (Cost - $3,209,483)

	TOTAL INVESTMENTS - 100.11% (Cost - $76,530,584)	$71,493,241
	OTHER ASSETS AND LIABILITIES - NET - (0.11)%	(80,043)
	TOTAL NET ASSETS - 100.00%	$71,413,198

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2020.

See accompanying notes to financial statements.

PFG JP Morgan® Tactical Moderate Strategy Fund
PORTFOLIO OF INVESTMENTS	April 30, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 35.53%
	EQUITY FUNDS - 35.53%
193,309	JPMorgan Diversified Return Emerging Markets Equity ETF	$8,263,960
300,059	JPMorgan Diversified Return International Equity ETF	13,937,740
141,077	JPMorgan Diversified Return U.S. Equity ETF	9,329,422
66,143	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	3,764,198
41,597	JPMorgan Diversified Return U.S. Small Cap Equity ETF	1,028,694
219,936	JPMorgan U.S. Momentum Factor ETF +	6,217,591
292,487	JPMorgan U.S. Value Factor ETF +	6,745,394
	TOTAL EXCHANGE TRADED FUNDS (Cost - $55,183,915)	49,286,999

	MUTUAL FUNDS - 59.85%
	DEBT FUNDS - 38.42%
2,157,247	JPMorgan Core Bond Fund - Institutional Class	26,296,835
1,776,705	JPMorgan Core Plus Bond Fund - Institutional Class	15,208,593
464,425	JPMorgan Corporate Bond Fund - Institutional Class	4,788,227
815,751	JPMorgan Income Fund - Institutional Class	7,007,300
		53,300,955
	EQUITY FUNDS - 21.43%
245,649	JPMorgan Equity Index Fund - Institutional Class	10,901,906
197,116	JPMorgan Hedged Equity Fund - Institutional Class	4,198,580
204,393	JPMorgan Large Cap Growth Fund - Institutional Class	8,656,046
505,043	JPMorgan Large Cap Value Fund - Institutional Class	5,974,657
		29,731,189

	TOTAL MUTUAL FUNDS (Cost - $82,499,970)	83,032,144

	SHORT-TERM INVESTMENT - 4.76%
	MONEY MARKET FUND - 4.76%
6,608,472	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	6,608,472
	TOTAL SHORT-TERM INVESTMENT (Cost - $6,608,472)

	TOTAL INVESTMENTS - 100.14% (Cost - $144,292,357)	$138,927,615
	OTHER ASSETS AND LIABILITIES - NET - (0.14)%	(187,381)
	TOTAL NET ASSETS - 100.00%	$138,740,234

ETF - Exchange Traded Fund

+	Affiliated Company - PFG JP Morgan® Tactical Moderate Strategy Fund holds in excess of 5% of outstanding voting securities of this Mutual Fund.

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2020.

See accompanying notes to financial statements.

PFG Meeder Tactical Strategy Fund
PORTFOLIO OF INVESTMENTS	April 30, 2020

Shares	Description	Value
	MUTUAL FUNDS - 99.50%
	ALTERNATIVE FUND - 9.74%
933,826	Meeder Spectrum Fund - Institutional Class +	$9,412,965

	ASSET ALLOCATION FUNDS - 62.01%
4,397,474	Meeder Balanced Fund - Institutional Class +^	48,636,067
512,869	Meeder Conservative Allocation Fund - Institutional Class +^	11,262,603
		59,898,670
	EQUITY FUNDS - 27.75%
1,129,822	Meeder Moderate Allocation Fund - Institutional Class +^	12,315,058
2,121,134	Meeder Muirfield Fund - Institutional Class	14,487,348
		26,802,406

	TOTAL MUTUAL FUNDS (Cost - $102,432,343)	96,114,041

	SHORT-TERM INVESTMENT - 1.10%
	MONEY MARKET FUND - 1.10%
1,065,599	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	1,065,599
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,065,599)

	TOTAL INVESTMENTS - 100.60% (Cost - $103,497,942)	$97,179,640
	OTHER ASSETS AND LIABILITIES - NET - (0.60)%	(576,006)
	TOTAL NET ASSETS - 100.00%	$96,603,634

+	Affiliated Company - PFG Meeder Tactical Strategy Fund holds in excess of 5% of outstanding voting securities of this mutual fund.

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2020.

^	The value of this security has been determined in good faith under policies of the Board of Trustees.

See accompanying notes to financial statements.

PFG MFS® Aggressive Growth Strategy Fund
PORTFOLIO OF INVESTMENTS	April 30, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 15.24%
	COMMODITY FUND - 3.51%
189,321	iShares Commodities Select Strategy ETF	$4,174,528

	EQUITY FUNDS - 11.73%
80,013	Schwab International Small-Cap Equity ETF	2,168,352
70,000	SPDR Portfolio Emerging Markets ETF	2,138,500
99,838	Vanguard Global ex-U.S. Real Estate ETF	4,457,767
16,526	Vanguard Small-Cap Growth ETF	2,892,381
22,874	Vanguard Small-Cap Value ETF	2,297,465
		13,954,465

	TOTAL EXCHANGE TRADED FUNDS (Cost - $22,167,567)	18,128,993

	MUTUAL FUNDS - 83.43%
	EQUITY FUNDS - 83.43%
125,165	MFS Growth Fund - Retail Class	15,986,079
390,513	MFS Institutional International Equity Fund - Institutional Class	9,220,019
299,876	MFS International Growth Fund - Retail Class	9,766,945
79,154	MFS International New Discovery Fund - Retail Class	2,337,424
614,291	MFS Mid Cap Growth Fund - Institutional Class	13,090,532
595,247	MFS Mid Cap Value Fund - Institutional Class	11,809,692
275,380	MFS Research Fund - Retail Class	11,607,273
586,613	MFS Research International Fund - Retail Class	9,825,760
417,964	MFS Value Fund - Retail Class	15,581,688
	TOTAL MUTUAL FUNDS (Cost - $101,565,901)	99,225,412

	SHORT-TERM INVESTMENT - 1.19%
	MONEY MARKET FUND - 1.19%
1,409,088	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	1,409,088
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,409,088)

	TOTAL INVESTMENTS - 99.86% (Cost - $125,142,556)	$118,763,493
	OTHER ASSETS AND LIABILITIES - NET - 0.14%	169,798
	TOTAL NET ASSETS - 100.00%	$118,933,291

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2020.

See accompanying notes to financial statements.

RISKPRO® AGGRESSIVE 30+ FUND
PORTFOLIO OF INVESTMENTS	April 30, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 33.17%
	EQUITY FUNDS - 33.17%
215,876	iShares Core S&P Total US Stock Market ETF	$13,980,130
159,015	iShares Core US REIT ETF	6,750,187
137,937	Vanguard FTSE All World ex-US Small-Cap ETF	12,047,417
	TOTAL EXCHANGE TRADED FUNDS (Cost - $36,352,328)	32,777,734

	MUTUAL FUNDS - 66.40%
	EQUITY FUNDS - 66.40%
1,153,286	SA Emerging Markets Value Fund - Select Class	8,442,052
2,360,648	SA International Value Fund - Select Class	19,097,642
816,788	SA US Small Company Fund - Select Class	16,392,926
1,583,427	SA US Value Fund - Select Class	21,677,111
	TOTAL MUTUAL FUNDS (Cost - $92,043,702)	65,609,731

	SHORT-TERM INVESTMENT - 0.58%
	MONEY MARKET FUND - 0.58%
572,426	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	572,426
	TOTAL SHORT-TERM INVESTMENT (Cost - $572,426)

	TOTAL INVESTMENTS – 100.15% (Cost - $128,968,456)	$98,959,891
	OTHER ASSETS AND LIABILITIES - NET - (0.15)%	(146,611)
	TOTAL NET ASSETS - 100.00%	$98,813,280

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2020.

See accompanying notes to financial statements.

RISKPRO® ALTERNATIVE 0-15 FUND
PORTFOLIO OF INVESTMENTS	April 30, 2020

Shares	Description	Value
	EXCHANGE TRADED FUND - 24.80%
	DEBT FUND - 24.80%
197,150	PIMCO Enhanced Short Maturity Active ETF	$19,827,375
	TOTAL EXCHANGE TRADED FUND (Cost - $19,752,733)

	MUTUAL FUNDS - 73.97%
	ALTERNATIVE FUNDS - 34.25%
1,552,376	PIMCO Dynamic Bond Fund - Institutional Class	15,880,806
1,333,596	PIMCO RAE Worldwide Long/Short PLUS Fund - Institutional Class	11,508,931
		27,389,737
	DEBT FUNDS - 39.72%
1,690,120	PIMCO Credit Opportunities Bond Fund - Institutional Class +	15,802,625
1,509,392	PIMCO Mortgage Opportunities and Bond Fund - Institutional Class	15,954,275
		31,756,900

	TOTAL MUTUAL FUNDS (Cost - $62,155,763)	59,146,637

	SHORT-TERM INVESTMENT - 1.40%
	MONEY MARKET FUND - 1.40%
1,120,074	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	1,120,074
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,120,074)

	TOTAL INVESTMENTS - 100.17% (Cost - $83,028,570)	$80,094,086
	OTHER ASSETS AND LIABILITIES - NET - (0.17)%	(135,589)
	TOTAL NET ASSETS - 100.00%	$79,958,497

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2020.

+	Affiliated Company - RiskPro® Alternative 0-15 Fund holds in excess of 5% of outstanding voting securities of this Mutual Fund.

See accompanying notes to financial statements.

RISKPRO® DYNAMIC 15-25 FUND
PORTFOLIO OF INVESTMENTS	April 30, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 13.02%
	EQUITY FUNDS - 13.02%
834,416	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$15,929,001
226,353	PIMCO RAFI Dynamic Multi-Factor International Equity ETF +	4,785,102
	TOTAL EXCHANGE TRADED FUNDS (Cost - $25,128,540)	20,714,103

	MUTUAL FUNDS - 85.97%
	DEBT FUNDS - 38.34%
590,784	PIMCO Diversified Income Fund - Institutional Class	6,167,785
298,663	PIMCO Dynamic Bond Fund - Institutional Class	3,055,321
589,066	PIMCO Investment Grade Credit Bond Fund - Institutional Class	6,238,206
1,510,261	PIMCO Low Duration Income Fund - Institutional Class	12,233,112
576,533	PIMCO Mortgage Opportunities and Bond Fund - Institutional Class	6,093,958
257,648	PIMCO Real Return Fund - Institutional Class	2,993,871
2,268,864	PIMCO Total Return Fund - Institutional Class	24,186,093
		60,968,346
	EQUITY FUNDS - 47.63%
3,657,783	PIMCO RAE International Fund - Institutional Class	27,396,793
2,633,821	PIMCO RAE U.S. Fund - Institutional Class	24,494,532
440,441	PIMCO RealEstateRealReturn Strategy Fund - Institutional Class	3,246,051
2,144,694	PIMCO StocksPLUS Absolute Return Fund - Institutional Class	20,610,512
		75,747,888

	TOTAL MUTUAL FUNDS (Cost - $148,788,596)	136,716,234

	SHORT-TERM INVESTMENT - 1.26%
	MONEY MARKET FUND - 1.26%
2,001,729	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	2,001,729
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,001,729)

	TOTAL INVESTMENTS - 100.25% (Cost - $175,918,865)	$159,432,066
	OTHER ASSETS AND LIABILITIES - NET - (0.25)%	(396,129)
	TOTAL NET ASSETS - 100.00%	$159,035,937

ETF - Exchange Traded Fund

+	Affiliated Company - RiskPro® Dynamic 15-25 Fund holds in excess of 5% of outstanding voting securities of this Mutual Fund

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2020.

See accompanying notes to financial statements.

RISKPRO® PFG AGGRESSIVE 30+ FUND
PORTFOLIO OF INVESTMENTS	April 30, 2020

Shares	Description	Value
	MUTUAL FUNDS - 99.08%
	EQUITY FUNDS - 99.08%
345,012	Fidelity 500 Index Fund - Retail Class	$34,860,053
1,575,639	Fidelity Emerging Markets Index Fund - Institutional Class	14,322,561
992,352	Fidelity International Index Fund - Institutional Class	34,940,708
2,449,584	Wilshire International Equity Fund - Institutional Class +	22,683,144
482,803	Wilshire Large Company Growth Fund - Institutional Class +	20,861,902
1,919,176	Wilshire Large Company Value Fund - Institutional Class +	29,171,481
274,551	Wilshire Small Company Growth Fund - Institutional Class +	7,053,212
451,056	Wilshire Small Company Value Fund - Institutional Class +	7,113,158
	TOTAL MUTUAL FUNDS (Cost - $190,757,748)	171,006,219

	SHORT-TERM INVESTMENT - 1.12%
	MONEY MARKET FUND - 1.12%
1,937,001	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	1,937,001
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,937,001)

	TOTAL INVESTMENTS - 100.20% (Cost - $192,694,749)	$172,943,220
	OTHER ASSETS AND LIABILITIES - NET - (0.20)%	(349,662)
	TOTAL NET ASSETS - 100.00%	$172,593,558

+	Affiliated Company - RiskPro® PFG Aggressive 30+ Fund holds in excess of 5% of outstanding voting securities of this Mutual Fund.

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities
April 30, 2020

	PFG Active Core Bond	PFG Balanced	PFG BNY Mellon	PFG Equity
	Strategy Fund	Strategy Fund	Diversifier Strategy Fund	Strategy Fund
Assets:
Investments in unaffiliated securities, at cost	$119,477,602	$267,291,279	$69,205,222	$280,453,390
Investments in affiliated securities, at cost	—	115,810,086	—	107,030,384
Total Securities, at cost	$119,477,602	$383,101,365	$69,205,222	$387,483,774
Investments in unaffiliated securities, at fair value	$121,109,368	$259,321,887	$71,183,552	$277,674,628
Investments in affiliated securities, at fair value	—	115,810,086	—	107,030,384
Total Securities, at fair value	$121,109,368	$375,131,973	$71,183,552	$384,705,012
Receivable for securities sold	35,605,943	—	2,222,141	5,985,469
Receivable for Fund shares sold	581,290	234,388	53,974	734,807
Interest and dividends receivable	325,211	159,093	93,756	73,805
Total Assets	157,621,812	375,525,454	73,553,423	391,499,093
Liabilities:
Payable for Fund shares redeemed	558,355	502,184	216,347	660,421
Payable for securities purchased	35,620,349	849,204	2,368,247	—
Accrued 12b-1 fees	26,547	70,487	14,547	80,192
Accrued investment advisory fees	132,734	352,434	72,735	400,958
Payable to related parties	8,899	24,642	6,273	26,916
Accrued expenses and other liabilities	70,005	176,304	46,738	195,493
Total Liabilities	36,416,889	1,975,255	2,724,887	1,363,980
Net Assets	$121,204,923	$373,550,199	$70,828,536	$390,135,113

Net Assets:
Paid in capital	$120,528,100	$405,944,715	$72,441,380	$431,193,526
Accumulated earnings/(deficit)	676,823	(32,394,516)	(1,612,844)	(41,058,413)
Net Assets	$121,204,923	$373,550,199	$70,828,536	$390,135,113

Class R Shares:
Net assets	$121,204,923	$373,550,199	$70,828,536	$390,135,113
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	12,148,434	40,798,834	7,352,773	42,111,228

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$9.98	$9.16	$9.63	$9.26

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Continued)
April 30, 2020

	PFG Global	PFG JP Morgan® Tactical	PFG JP Morgan® Tactical	PFG Meeder Tactical
	Strategy Fund	Aggressive Strategy Fund	Moderate Strategy Fund	Strategy Fund
Assets:
Investments in unaffiliated securities, at cost	$93,918,001	$76,530,584	$130,949,362	$17,058,367
Investments in affiliated securities, at cost	50,689,109	—	13,342,995	86,439,575
Total Securities, at cost	$144,607,110	$76,530,584	$144,292,357	$103,497,942
Investments in unaffiliated securities, at fair value	$90,783,082	$71,493,241	$125,964,630	$15,552,947
Investments in affiliated securities, at fair value	50,689,109	—	12,962,985	81,626,693
Total Securities, at fair value	$141,472,191	$71,493,241	$138,927,615	$97,179,640
Receivable for Fund shares sold	425,527	326,725	277,098	20,488
Interest and dividends receivable	2,372	238	30,977	83
Total Assets	141,900,090	71,820,204	139,235,690	97,200,211
Liabilities:
Payable for Fund shares redeemed	115,655	269,027	41,145	417,089
Payable for securities purchased	9,946,930	—	205,604	—
Accrued 12b-1 Fees	21,456	13,883	27,260	19,144
Accrued investment advisory fees	107,279	69,417	136,298	95,723
Payable to related parties	8,702	6,197	11,002	9,581
Accrued expenses and other liabilities	62,218	48,482	74,147	55,040
Total Liabilities	10,262,240	407,006	495,456	596,577
Net Assets	$131,637,850	$71,413,198	$138,740,234	$96,603,634

Net Assets:
Paid in capital	$150,269,952	$79,948,523	$149,148,421	$103,223,416
Accumulated deficit	(18,632,102)	(8,535,325)	(10,408,187)	(6,619,782)
Net Assets	$131,637,850	$71,413,198	$138,740,234	$96,603,634

Class R Shares:
Net assets	$131,637,850	$71,413,198	$138,740,234	$96,603,634
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	15,561,199	7,975,279	14,894,124	10,462,241

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$8.46	$8.95	$9.32	$9.23

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Continued)
April 30, 2020

	PFG MFS® Aggressive	RiskPro® Aggressive	RiskPro® Alternative	RiskPro® Dynamic
	Growth Strategy Fund	30+ Fund	0-15 Fund	15-25 Fund
Assets:
Investments in unaffiliated securities, at cost	$125,142,556	$128,968,456	$66,259,975	$170,377,910
Investments in affiliated securities, at cost	—	—	16,768,595	5,540,955
Total Securities, at cost	$125,142,556	$128,968,456	$83,028,570	$175,918,865
Investments in unaffiliated securities, at fair value	$118,763,493	$98,959,891	$64,291,461	$154,646,964
Investments in affiliated securities, at fair value	—	—	15,802,625	4,785,102
Total Securities, at fair value	$118,763,493	$98,959,891	$80,094,086	$159,432,066
Receivable for Fund shares sold	415,203	113,956	219,816	52,391
Interest and dividends receivable	114	66	85,604	155,894
Prepaid expenses and other assets	9	23	—	—
Total Assets	119,178,819	99,073,936	80,399,506	159,640,351
Liabilities:
Payable for Fund shares redeemed	33,266	80,141	282,053	321,789
Accrued 12b-1 Fees	22,845	19,100	16,676	31,513
Accrued investment advisory fees	114,227	95,501	83,379	157,566
Payable to related parties	9,494	8,613	6,762	13,435
Accrued expenses and other liabilities	65,696	57,301	52,139	80,111
Total Liabilities	245,528	260,656	441,009	604,414
Net Assets	$118,933,291	$98,813,280	$79,958,497	$159,035,937

Net Assets:
Paid in capital	$124,679,915	$130,864,099	$88,420,213	$180,386,866
Accumulated deficit	(5,746,624)	(32,050,819)	(8,461,716)	(21,350,929)
Net Assets	$118,933,291	$98,813,280	$79,958,497	$159,035,937

Class R Shares:
Net assets	$118,933,291	$98,813,280	$79,958,497	$159,035,937
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	12,337,576	13,047,928	9,169,965	18,048,299

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$9.64	$7.57	$8.72	$8.81

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Continued)
April 30, 2020

RiskPro® PFG Aggressive
30+ Fund
Assets:
Investments in unaffiliated securities, at cost	$91,414,094
Investments in affiliated securities, at cost	101,280,655
Total Securities, at cost	$192,694,749
Investments in unaffiliated securities, at fair value	$86,060,323
Investments in affiliated securities, at fair value	86,882,897
Total Securities, at fair value	$172,943,220
Receivable for Fund shares sold	173,057
Interest and dividends receivable	137
Total Assets	173,116,414
Liabilities:
Payable for Fund shares redeemed	225,122
Accrued 12b-1 Fees	33,576
Accrued investment advisory fees	167,880
Payable to related parties	12,224
Accrued expenses and other liabilities	84,054
Total Liabilities	522,856
Net Assets	$172,593,558

Net Assets:
Paid in capital	$199,207,508
Accumulated deficit	(26,613,950)
Net Assets	$172,593,558

Class R Shares:
Net assets	$172,593,558
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	19,688,249

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$8.77

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations
For the Year Ended April 30, 2020

	PFG Active Core Bond	PFG Balanced	PFG BNY Mellon	PFG Equity
	Strategy Fund	Strategy Fund	Diversifier Strategy Fund	Strategy Fund
Investment Income:
Dividend income	$3,477,777	$8,475,039	$1,850,779	$7,047,791
Income from affiliates	—	60,371	—	65,359
Interest income	29,479	214	6,132	77
Total Investment Income	3,507,256	8,535,624	1,856,911	7,113,227
Expenses:
Investment advisory fees	1,084,267	4,854,807	810,973	5,302,995
Distribution fees (12b-1) - Class R Shares	216,853	970,961	162,195	1,060,599
Administrative service fees	77,281	283,971	66,030	309,880
Shareholder services fee	216,853	970,961	162,195	1,060,599
Third party administrative services fees	142,553	604,749	106,611	681,534
Registration fees	43,819	69,896	39,446	70,256
Audit fees	17,896	18,007	17,898	17,824
Custodian fees	2,978	31,910	3,107	44,087
Compliance officer fees	6,840	15,105	6,302	15,620
Printing and postage expense	3,037	22,679	7,055	19,535
Legal fees	11,686	21,752	10,422	23,478
Trustees’ fees and expenses	11,366	11,377	11,406	11,153
Insurance expense	—	7,806	—	8,410
Miscellaneous Expense	7,051	8,524	18,125	15,053
Total Expenses	1,842,480	7,892,505	1,421,765	8,641,023
Net Investment Income/(Loss)	1,664,776	643,119	435,146	(1,527,796)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Unaffiliated investments	(488,175)	(25,273,869)	(293,989)	(25,492,376)
Distributions received from underlying investment companies	—	2,721,863	98,411	2,466,601
Total realized gain/(loss)	(488,175)	(22,552,006)	(195,578)	(23,025,775)
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated investments	1,090,058	(17,212,138)	734,820	(31,929,539)

Net Realized and Unrealized Gain/(Loss) on Investments	601,883	(39,764,144)	539,242	(54,955,314)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,266,659	$(39,121,025)	$974,388	$(56,483,110)

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Continued)
For the Year Ended April 30, 2020

	PFG Global	PFG JP Morgan® Tactical	PFG JP Morgan® Tactical	PFG Meeder Tactical
	Strategy Fund	Aggressive Strategy Fund	Moderate Strategy Fund	Strategy Fund
Investment Income:
Dividend income	$2,641,637	$1,832,693	$3,627,490	$85,983
Income from affiliates	13,805	—	293,441	996,474
Interest income	69	52,456	52,292	7,660
Total Investment Income	2,655,511	1,885,149	3,973,223	1,090,117
Expenses:
Investment advisory fees	1,559,031	1,064,687	1,874,064	1,330,047
Distribution fees (12b-1) - Class R Shares	311,806	212,937	374,813	266,009
Administrative service fees	100,975	76,487	121,990	91,677
Shareholder services fee	311,806	212,937	374,813	266,009
Third party administrative services fees	203,205	149,405	250,513	169,548
Registration fees	46,112	41,216	55,877	40,516
Audit fees	17,325	17,906	17,803	16,062
Custodian fees	16,955	11,690	13,664	3,683
Compliance officer fees	7,976	6,762	8,655	8,791
Printing and postage expense	6,562	3,905	12,117	7,011
Legal fees	12,124	10,904	13,513	11,509
Trustees’ fees and expenses	10,997	11,259	10,788	10,706
Insurance expense	2,299	—	—	23
Miscellaneous Expense	2,382	2,280	2,341	2,485
Total Expenses	2,609,555	1,822,375	3,130,951	2,224,076
Net Investment Income/(Loss)	45,956	62,774	842,272	(1,133,959)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Unaffiliated investments	(8,805,959)	1,050,786	339,665	(72,417)
Affiliated investments (Note 5)	—	—	75,454	(229,211)
Distributions received from underlying investment companies	224,388	1,360,354	1,125,864	865,364
Total realized gain/(loss)	(8,581,571)	2,411,140	1,540,983	563,736
Net change in unrealized depreciation of:
Unaffiliated investments	(7,126,344)	(11,002,239)	(10,830,008)	(1,509,339)
Affiliated Investments (Note 5)	—	—	(1,223,253)	(4,727,786)
Total unrealized depreciation	(7,126,344)	(11,002,239)	(12,053,261)	(6,237,125)

Net Realized and Unrealized Loss on Investments	(15,707,915)	(8,591,099)	(10,512,278)	(5,673,389)
Net Decrease in Net Assets Resulting from Operations	$(15,661,959)	$(8,528,325)	$(9,670,006)	$(6,807,348)

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Continued)
For the Year Ended April 30, 2020

	PFG MFS® Aggressive	RiskPro® Aggressive	RiskPro® Alternative	RiskPro® Dynamic
	Growth Strategy Fund	30+ Fund	0-15 Fund	15-25 Fund
Investment Income:
Dividend income	$2,140,387	$3,039,335	$2,696,642	$7,068,017
Income from affiliates	—	—	589,317	240,057
Interest income	13,121	15,428	19,992	15,145
Total Investment Income	2,153,508	3,054,763	3,305,951	7,323,219
Expenses:
Investment advisory fees	1,542,770	1,508,044	933,238	2,347,411
Distribution fees (12b-1) - Class R Shares	308,554	301,609	186,648	469,482
Administrative service fees	102,874	101,431	70,873	146,726
Shareholder services fee	308,554	301,609	186,648	469,482
Third party administrative services fees	201,092	198,514	117,698	298,078
Registration fees	42,364	46,592	55,303	53,330
Audit fees	17,901	17,894	17,886	17,866
Custodian fees	7,849	10,359	3,436	8,771
Compliance officer fees	8,330	7,717	6,550	10,292
Printing and postage expense	9,621	12,514	7,262	17,993
Legal fees	12,265	11,655	10,853	12,703
Trustees’ fees and expenses	11,308	10,408	11,412	11,508
Insurance expense	455	1,019	—	3,202
Miscellaneous Expense	3,318	2,440	4,134	1,518
Total Expenses	2,577,255	2,531,805	1,611,941	3,868,362
Net Investment Income/(Loss)	(423,747)	522,958	1,694,010	3,454,857

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Unaffiliated investments	680,494	(3,321,392)	(5,110,129)	(3,160,459)
Affiliated investments (Note 5)	—	—	(148,032)	(314,124)
Distributions received from underlying investment companies	1,244,759	1,809,134	—	874,994
Total realized gain/(loss)	1,925,253	(1,512,258)	(5,258,161)	(2,599,589)
Net change in unrealized depreciation of:
Unaffiliated Investments	(11,260,524)	(21,558,310)	(1,178,548)	(15,157,515)
Affiliated Investments (Note 5)	—	—	(836,418)	(889,944)
Total unrealized depreciation	(11,260,524)	(21,558,310)	(2,014,966)	(16,047,459)

Net Realized and Unrealized Loss on Investments	(9,335,271)	(23,070,568)	(7,273,127)	(18,647,048)
Net Decrease in Net Assets Resulting from Operations	$(9,759,018)	$(22,547,610)	$(5,579,117)	$(15,192,191)

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Continued)
For the Year Ended April 30, 2020

RiskPro® PFG Aggressive
30+ Fund
Investment Income:
Dividend income	$2,666,179
Income from affiliates	1,315,637
Interest income	9,770
Total Investment Income	3,991,586
Expenses:
Investment advisory fees	2,566,533
Distribution fees (12b-1) - Class R Shares	513,307
Administrative service fees	153,617
Shareholder services fee	513,307
Third party administrative services fees	332,900
Registration fees	29,829
Audit fees	17,824
Custodian fees	3,722
Compliance officer fees	9,831
Printing and postage expense	11,884
Legal fees	14,950
Trustees’ fees and expenses	10,248
Insurance expense	2,777
Miscellaneous Expense	2,416
Total Expenses	4,183,145
Net Investment Loss	(191,559)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss from:
Unaffiliated investments	(3,074,382)
Affiliated investments (Note 5)	(4,827,197)
Distributions received from underlying investment companies	2,858,906
Total realized loss	(5,042,673)
Net change in unrealized depreciation of:
Unaffiliated Investments	(8,750,338)
Affiliated Investments (Note 5)	(9,730,387)
Total unrealized depreciation	(18,480,725)

Net Realized and Unrealized Loss on Investments	(23,523,398)
Net Decrease in Net Assets Resulting from Operations	$(23,714,957)

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets

	PFG Active Core Bond Strategy Fund		PFG Balanced Strategy Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,
	2020	2019	2020	2019

Increase/(Decrease) in Net Assets From Operations:
Net investment income	$1,664,776	$933,715	$643,119	$930,416
Distributions received from underlying investment companies	—	37,135	2,721,863	5,675,773
Net realized loss on investments and trade error	(488,175)	(361,587)	(25,273,869)	(4,112,042)
Net change in unrealized appreciation/(depreciation) on investments	1,090,058	1,276,071	(17,212,138)	14,020,013
Net increase/(decrease) in net assets resulting from operations	2,266,659	1,885,334	(39,121,025)	16,514,160

From Distributions to Shareholders:
Return of capital	(4,591)	—	(1,138,606)	—
Total Distributions Paid	(1,938,590)	(639,886)	(2,447,582)	(3,689,183)
Total distributions to shareholders	(1,943,181)	(639,886)	(3,586,188)	(3,689,183)

From Shares of Beneficial Interest:
Proceeds from shares sold	106,845,780	52,863,727	181,882,291	202,766,424
Reinvestment of distributions	1,940,551	638,178	3,585,678	3,643,815
Cost of shares redeemed	(56,498,803)	(40,378,162)	(130,344,723)	(82,129,696)
Net increase in net assets from share transactions of beneficial interest	52,287,528	13,123,743	55,123,246	124,280,543
Total increase in net assets	52,611,006	14,369,191	12,416,033	137,105,520

Net Assets:
Beginning of year	68,593,917	54,224,726	361,134,166	224,028,646
End of year	$121,204,923	$68,593,917	$373,550,199	$361,134,166

Share Activity:
Shares Sold	10,743,385	5,416,962	18,496,614	20,484,458
Shares Reinvested	193,668	66,270	336,683	404,869
Shares Redeemed	(5,682,991)	(4,137,062)	(13,510,033)	(8,351,134)
Net increase in shares of beneficial interest outstanding	5,254,062	1,346,170	5,323,264	12,538,193

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	PFG BNY Mellon Diversifier Strategy Fund		PFG Equity Strategy Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,
	2020	2019	2020	2019

Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$435,146	$897,025	$(1,527,796)	$(1,489,682)
Distributions received from underlying investment companies	98,411	328,025	2,466,601	4,254,363
Net realized loss on investments and trade error	(293,989)	(3,608,464)	(25,492,376)	(1,037,790)
Net change in unrealized appreciation/(depreciation) on investments	734,820	2,746,871	(31,929,539)	31,262,688
Net increase/(decrease) in net assets resulting from operations	974,388	363,457	(56,483,110)	32,989,579

From Distributions to Shareholders:
Return of capital	(135,731)	—	(973,803)	—
Total Distributions Paid	(824,213)	(530,905)	(13,230,499)	—
Total distributions to shareholders	(959,944)	(530,905)	(14,204,302)	—

From Shares of Beneficial Interest:
Proceeds from shares sold	33,434,223	27,078,030	165,899,391	154,103,693
Reinvestment of distributions	959,705	530,077	14,195,799	—
Cost of shares redeemed	(25,232,884)	(24,531,756)	(115,741,305)	(91,432,782)
Net increase in net assets from share transactions of beneficial interest	9,161,044	3,076,351	64,353,885	62,670,911
Total increase/(decrease) in net assets	9,175,488	2,908,903	(6,333,527)	95,660,490

Net Assets:
Beginning of year	61,653,048	58,744,145	396,468,640	300,808,150
End of year	$70,828,536	$61,653,048	$390,135,113	$396,468,640

Share Activity:
Shares Sold	3,462,460	2,837,070	15,786,745	14,871,892
Shares Reinvested	96,647	57,244	1,258,493	—
Shares Redeemed	(2,604,354)	(2,572,176)	(11,488,056)	(9,032,214)
Net increase in shares of beneficial interest outstanding	954,753	322,138	5,557,182	5,839,678

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	PFG Global Strategy Fund		PFG JP Morgan® Tactical Aggressive Strategy Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,
	2020	2019	2020	2019

Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$45,956	$(614,651)	$62,774	$(351,799)
Distributions received from underlying investment companies	224,388	1,848,665	1,360,354	2,980,387
Net realized gain/(loss) on investments and trade error	(8,805,959)	(8,312,688)	1,050,786	(6,856,887)
Net change in unrealized appreciation/(depreciation) on investments	(7,126,344)	5,108,231	(11,002,239)	6,849,779
Net increase/(decrease) in net assets resulting from operations	(15,661,959)	(1,970,443)	(8,528,325)	2,621,480

From Distributions to Shareholders:
Return of Capital	—	—	—	(341,331)
Total Distributions Paid	—	(1,232,066)	—	(2,179,309)
Total distributions to shareholders	—	(1,232,066)	—	(2,520,640)

From Shares of Beneficial Interest:
Proceeds from shares sold	49,464,942	48,984,916	16,204,058	26,193,949
Reinvestment of distributions	—	1,232,016	—	2,520,640
Cost of shares redeemed	(31,678,312)	(51,766,344)	(25,760,407)	(25,350,707)
Net increase/(decrease) in net assets from share transactions of beneficial interest	17,786,630	(1,549,412)	(9,556,349)	3,363,882
Total increase/(decrease) in net assets	2,124,671	(4,751,921)	(18,084,674)	3,464,722

Net Assets:
Beginning of year	129,513,179	134,265,100	89,497,872	86,033,150
End of year	$131,637,850	$129,513,179	$71,413,198	$89,497,872

Share Activity:
Shares Sold	5,545,247	5,120,152	1,673,629	2,597,775
Shares Reinvested	—	151,353	—	291,403
Shares Redeemed	(3,398,268)	(5,476,440)	(2,664,992)	(2,547,641)
Net increase/(decrease) in shares of beneficial interest outstanding	2,146,979	(204,935)	(991,363)	341,537

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	PFG JP Morgan® Tactical Moderate Strategy Fund		PFG Meeder Tactical Strategy Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,
	2020	2019	2020	2019

Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$842,272	$(233,445)	$(1,133,959)	$(268,495)
Distributions received from underlying investment companies	1,125,864	980,655	865,364	421,423
Net realized gain/(loss) on investments	415,119	(7,552,951)	(301,628)	(448,885)
Net change in unrealized appreciation/(depreciation) on investments	(12,053,261)	9,130,907	(6,237,125)	1,679,692
Net increase/(decrease) in net assets resulting from operations	(9,670,006)	2,325,166	(6,807,348)	1,383,735

From Distributions to Shareholders:
Return of Capital	—	(64,832)	—	—
Total Distributions Paid	(723,568)	—	(169,044)	(161,964)
Total distributions to shareholders	(723,568)	(64,832)	(169,044)	(161,964)

From Shares of Beneficial Interest:
Proceeds from shares sold	44,645,103	47,600,011	42,084,919	47,804,029
Reinvestment of distributions	722,876	64,741	168,998	161,690
Cost of shares redeemed	(44,975,933)	(55,041,629)	(42,154,806)	(46,587,150)
Net increase/(decrease) in net assets from share transactions of beneficial interest	392,046	(7,376,877)	99,111	1,378,569
Total increase/(decrease) in net assets	(10,001,528)	(5,116,543)	(6,877,281)	2,600,340

Net Assets:
Beginning of year	148,741,762	153,858,305	103,480,915	100,880,575
End of year	$138,740,234	$148,741,762	$96,603,634	$103,480,915

Share Activity:
Shares Sold	4,488,660	4,861,994	4,321,885	4,866,607
Shares Reinvested	68,845	7,209	16,156	17,092
Shares Redeemed	(4,590,623)	(5,649,420)	(4,300,223)	(4,726,715)
Net increase/(decrease) in shares of beneficial interest outstanding	(33,118)	(780,217)	37,818	156,984

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	PFG MFS® Aggressive Growth Strategy Fund		RiskPro® Aggressive 30+ Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,
	2020	2019	2020	2019

Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$(423,747)	$5,269	$522,958	$(494,070)
Distributions received from underlying investment companies	1,244,759	3,316,771	1,809,134	3,942,719
Net realized gain/(loss) on investments	680,494	(1,261,024)	(3,321,392)	(1,131,010)
Net change in unrealized appreciation/(depreciation) on investments	(11,260,524)	5,953,080	(21,558,310)	(3,063,147)
Net increase/(decrease) in net assets resulting from operations	(9,759,018)	8,014,096	(22,547,610)	(745,508)

From Distributions to Shareholders:
Total Distributions Paid	(1,881,827)	(1,695,812)	(3,023,557)	(2,978,465)

From Shares of Beneficial Interest:
Proceeds from shares sold	45,607,829	37,639,834	26,069,389	42,244,958
Reinvestment of distributions	1,879,228	1,693,768	3,023,437	2,978,465
Cost of shares redeemed	(35,661,788)	(40,855,569)	(33,648,326)	(42,681,617)
Net increase/(decrease) in net assets from share transactions of beneficial interest	11,825,269	(1,521,967)	(4,555,500)	2,541,806
Total increase/(decrease) in net assets	184,424	4,796,317	(30,126,667)	(1,182,167)

Net Assets:
Beginning of year	118,748,867	113,952,550	128,939,947	130,122,114
End of year	$118,933,291	$118,748,867	$98,813,280	$128,939,947

Share Activity:
Shares Sold	4,388,032	3,742,927	2,973,986	4,414,915
Shares Reinvested	166,894	190,525	310,415	361,026
Shares Redeemed	(3,506,256)	(4,072,096)	(3,833,368)	(4,480,047)
Net increase/(decrease) in shares of beneficial interest outstanding	1,048,670	(138,644)	(548,967)	295,894

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	RiskPro® Alternative 0-15 Fund		RiskPro® Dynamic 15-25 Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,
	2020	2019	2020	2019

Increase/(Decrease) in Net Assets From Operations:
Net investment income	$1,694,010	$720,470	$3,454,857	$2,212,695
Distributions received from underlying investment companies	—	357,887	874,994	5,555,095
Net realized loss on investments	(5,258,161)	(334,177)	(3,474,583)	(7,090,180)
Net change in unrealized appreciation/(depreciation) on investments	(2,014,966)	212,257	(16,047,459)	2,001,670
Net increase/(decrease) in net assets resulting from operations	(5,579,117)	956,437	(15,192,191)	2,679,280

From Distributions to Shareholders:
Return of Capital	(43,644)	—	(299,012)	—
Total Distributions Paid	(2,000,409)	(520,907)	(4,035,590)	(1,197,400)
Total distributions to shareholders	(2,044,053)	(520,907)	(4,334,602)	(1,197,400)

From Shares of Beneficial Interest:
Proceeds from shares sold	49,641,895	43,449,847	38,127,477	61,639,600
Reinvestment of distributions	2,042,015	520,412	4,333,062	1,195,363
Cost of shares redeemed	(33,992,220)	(24,694,883)	(61,072,516)	(78,729,229)
Net increase/(decrease) in net assets from share transactions of beneficial interest	17,691,690	19,275,376	(18,611,977)	(15,894,266)
Total increase/(decrease) in net assets	10,068,520	19,710,906	(38,138,770)	(14,412,386)

Net Assets:
Beginning of year	69,889,977	50,179,071	197,174,707	211,587,093
End of year	$79,958,497	$69,889,977	$159,035,937	$197,174,707

Share Activity:
Shares Sold	5,452,625	4,502,187	3,960,603	6,404,068
Shares Reinvested	214,048	54,607	428,592	133,560
Shares Redeemed	(3,704,295)	(2,562,235)	(6,413,331)	(8,225,619)
Net increase/(decrease) in shares of beneficial interest outstanding	1,962,378	1,994,559	(2,024,136)	(1,687,991)

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	RiskPro® PFG Aggressive 30+ Fund
	Year Ended	Year Ended
	April 30,	April 30,
	2020	2019

Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$(191,559)	$(1,567,799)
Distributions received from underlying investment companies	2,858,906	9,739,521
Net realized loss on investments	(7,901,579)	(10,211,585)
Net change in unrealized appreciation/(depreciation) on investments	(18,480,725)	4,633,846
Net increase/(decrease) in net assets resulting from operations	(23,714,957)	2,593,983

From Distributions to Shareholders:
Return of Capital	—	(261,228)
Total Distributions Paid	—	(3,210,842)
Total distributions to shareholders	—	(3,472,070)

From Shares of Beneficial Interest:
Proceeds from shares sold	33,532,289	59,579,909
Reinvestment of distributions	—	3,469,887
Cost of shares redeemed	(56,285,706)	(73,031,053)
Net decrease in net assets from share transactions of beneficial interest	(22,753,417)	(9,981,257)
Total decrease in net assets	(46,468,374)	(10,859,344)

Net Assets:
Beginning of year	219,061,932	229,921,276
End of year	$172,593,558	$219,061,932

Share Activity:
Shares Sold	3,516,628	6,090,091
Shares Reinvested	—	405,361
Shares Redeemed	(5,912,257)	(7,538,817)
Net decrease in shares of beneficial interest outstanding	(2,395,629)	(1,043,365)

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Active Core Bond Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended		Year Ended		Period Ended
	April 30,		April 30,		April 30,
	2020		2019		2018*

Net asset value, beginning of period	$9.95		$9.77		$10.00
Income/(loss) from investment operations:
Net investment income(1,2)	0.19		0.15		0.02
Net realized and unrealized gain/(loss) on investments	0.07		0.12		(0.23)
Total income/(loss) from investment operations	0.26		0.27		(0.21)
Less distributions from:
Net investment income	(0.20)		(0.09)		(0.02)
Net realized gain	(0.03)		(0.00	) (7)	—
Return of capital	(0.00	) (7)	—		—
Total distributions from net investment income, net realized gains and return of capital	(0.23)		(0.09)		(0.02)
Net asset value, end of period	$9.98		$9.95		$9.77
Total return (3)	2.59%		2.78%		(2.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$121,205		$68,594		$54,225
Ratio of expenses to average net assets (4)	2.12%		1.98%		2.67	% (5)
Ratio of net investment income to average net assets (2,4)	1.92%		1.50%		0.41	% (5)
Portfolio turnover rate	89%		38%		43	% (6)

*	PFG Active Core Bond Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Balanced Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,
	2020	2019	2018*

Net asset value, beginning of period	$10.18	$9.77	$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.02	0.03	0.00	(7)
Net realized and unrealized gain/(loss) on investments	(0.95)	0.49	(0.18)
Total income/(loss) from investment operations	(0.93)	0.52	(0.18)
Less distributions from:
Net investment income	(0.04)	(0.05)	(0.05)
Net realized gain	(0.02)	(0.06)	—
Return of capital	(0.03)	—	—
Total distributions from net investment income, net realized gains and return of capital	(0.09)	(0.11)	(0.05)
Net asset value, end of period	$9.16	$10.18	$9.77
Total return (3)	(9.26)%	5.48%	(1.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$373,550	$361,134	$224,029
Ratio of expenses to average net assets (4)	2.03%	2.01%	2.00	% (5)
Ratio of net investment income to average net assets (2,4)	0.17%	0.32%	0.10	% (5)
Portfolio turnover rate	57%	69%	63	% (6)

*	PFG Balanced Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG BNY Mellon Diversifier Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,
	2020	2019	2018*

Net asset value, beginning of period	$9.64	$9.67	$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.07	0.14	0.02
Net realized and unrealized gain/(loss) on investments	0.07	(0.09)	(0.30)
Total income/(loss) from investment operations	0.14	0.05	(0.28)
Less distributions from:
Net investment income	(0.13)	(0.08)	(0.05)
Return of capital	(0.02)	—	—
Total distributions from net investment income and return of capital	(0.15)	(0.08)	(0.05)
Net asset value, end of period	$9.63	$9.64	$9.67
Total return (3)	1.40%	0.60%	(2.80)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$70,829	$61,653	$58,744
Ratio of expenses to average net assets (4)	2.19%	2.09%	2.44	% (5)
Ratio of net investment income to average net assets (2,4)	0.67%	1.49%	0.50	% (5)
Portfolio turnover rate	22%	203%	1	% (6)

*	PFG BNY Mellon® Diversifier Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Equity Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,
	2020	2019	2018*

Net asset value, beginning of period	$10.85	$9.79	$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.04)	(0.04)	(0.02)
Net realized and unrealized gain/(loss) on investments	(1.20)	1.10	(0.16)
Total income/(loss) from investment operations	(1.24)	1.06	(0.18)
Less distributions from:
Net investment income	—	—	(0.03)
Net realized gain	(0.33)	—	—
Return of capital	(0.02)	—	—
Total distributions from net investment income, net realized gains and return of capital	(0.35)	—	(0.03)
Net asset value, end of period	$9.26	$10.85	$9.79
Total return (3)	(11.98)%	10.83%	(1.85)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$390,135	$396,469	$300,808
Ratio of expenses to average net assets (4)	2.04%	2.06%	1.96	% (5)
Ratio of net investment income/(loss) to average net assets (2,4)	-0.36%	(0.43)%	(0.41	)% (5)
Portfolio turnover rate	96%	29%	63	% (6)

*	PFG Equity Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Global Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,
	2020	2019	2018*

Net asset value, beginning of period	$9.65	$9.86	$10.00
Loss from investment operations:
Net investment income/(loss) (1,2)	0.00 (8)	(0.04)	(0.05)
Net realized and unrealized loss on investments	(1.19)	(0.08)	(0.06	) (3)
Total loss from investment operations	(1.19)	(0.12)	(0.11)
Less distributions from:
Net investment income	—	—	(0.03)
Net realized gain	—	(0.09)	—
Total distributions from net investment income and net realized gains	—	(0.09)	(0.03)
Net asset value, end of period	$8.46	$9.65	$9.86
Total return (4)	(12.33)%	(1.02)%	(1.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$131,638	$129,513	$134,265
Ratio of expenses to average net assets (5)	2.09%	2.08%	2.06	% (6)
Ratio of net investment income/(loss) to average net assets (2,5)	0.04%	(0.47)%	(1.22	)% (6)
Portfolio turnover rate	61%	180%	57	% (7)

*	PFG Global Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

(8)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG JP Morgan® Tactical Aggressive Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Year Ended		Period Ended
	April 30,	April 30,		April 30,
	2020	2019		2018*

Net asset value, beginning of period	$9.98	$9.97		$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	0.01	(0.04)		(0.09)
Net realized and unrealized gain/(loss) on investments	(1.04)	0.34		0.06	(3)
Total income/(loss) from investment operations	(1.03)	0.30		(0.03)
Less distributions from:
Net realized gain	—	(0.25)		—
Return of capital	—	(0.04)		—
Total distributions from net investment income, net realized gains and return of capital	—	(0.29)		—
Net asset value, end of period	$8.95	$9.98		$9.97
Total return (4)	(10.32)%	3.40	% (8)	(0.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$71,413	$89,498		$86,033
Ratio of expenses to average net assets (5)	2.14%	2.03%		2.34	% (6)
Ratio of net investment income/(loss) to average net assets (2,5)	0.07%	(0.40)%		(2.22	)% (6)
Portfolio turnover rate	39%	116%		38	% (7)

*	PFG JP Morgan® Tactical Aggressive Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

(8)	For the year ended April 30, 2019, the Fund received a reimbursement from affiliates. This reimbursement had no impact on the Fund’s total return.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG JP Morgan® Tactical Moderate Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Year Ended		Period Ended
	April 30,	April 30,		April 30,
	2020	2019		2018*

Net asset value, beginning of period	$9.96	$9.80		$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	0.06	(0.02)		(0.01)
Net realized and unrealized gain/(loss) on investments	(0.65)	0.18		(0.19)
Total income/(loss) from investment operations	(0.59)	0.16		(0.20)
Less distributions from:
Net investment income	(0.05)	(0.00	) (7)	—
Net asset value, end of period	$9.32	$9.96		$9.80
Total return (3)	(6.00)%	1.68%		(2.00)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$138,740	$148,742		$153,858
Ratio of expenses to average net assets (4)	2.09%	2.06%		2.26	% (5)
Ratio of net investment income/(loss) to average net assets (2,4)	0.56%	(0.16)%		0.80	% (5)
Portfolio turnover rate	60%	112%		0	% (6)

*	PFG JP Morgan® Tactical Moderate Strategy Fund commenced operations and trading on March 15, 2018.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Meeder Tactical Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,
	2020	2019	2018*

Net asset value, beginning of period	$9.93	$9.83	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.11)	(0.03)	(0.05)
Net realized and unrealized gain/(loss) on investments	(0.57)	0.15	(0.11)
Total income/(loss) from investment operations	(0.68)	0.12	(0.16)
Less distributions from:
Net investment income	—	(0.02)	(0.01)
Net realized gain	(0.02)	—	—
Total distributions from net investment income and net realized gains	(0.02)	(0.02)	(0.01)
Net asset value, end of period	$9.23	$9.93	$9.83
Total return (3)	(6.91)%	1.20%	(1.57)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$96,604	$103,481	$100,881
Ratio of expenses to average net assets (4)	2.09%	2.04%	2.28	% (5)
Ratio of net investment loss to average net assets (2,4)	(1.07)%	(0.27)%	(1.25	)% (5)
Portfolio turnover rate	18%	23%	8	% (6)

*	PFG Meeder Tactical Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG MFS® Aggressive Growth Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,
	2020	2019	2018*

Net asset value, beginning of period	$10.52	$9.97	$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.04)	—	(0.01)
Net realized and unrealized gain/(loss) on investments	(0.68)	0.70	0.06
Total income/(loss) from investment operations	(0.72)	0.70	0.05
Less distributions from:
Net investment income	—	—	(0.08)
Net realized gain	(0.16)	(0.15)	—
Total distributions from net investment income and net realized gains	(0.16)	(0.15)	(0.08)
Net asset value, end of period	$9.64	$10.52	$9.97
Total return (3)	(7.10)%	7.34%	0.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$118,933	$118,749	$113,953
Ratio of expenses to average net assets (4)	2.09%	2.05%	2.23	% (5)
Ratio of net investment income/(loss) to average net assets (2,4)	-0.34%	0.00%	(0.37	)% (5)
Portoflio turnover rate	7%	26%	0	% (6)

*	PFG MFS® Aggressive Growth Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Aggressive 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,
	2020	2019	2018*

Net asset value, beginning of period	$9.48	$9.78	$10.00
Loss from investment operations:
Net investment income/(loss) (1,2)	0.04	(0.04)	0.04
Net realized and unrealized loss on investments	(1.72)	(0.03)	(0.11)
Total loss from investment operations	(1.68)	(0.07)	(0.07)
Less distributions from:
Net investment income	—	—	(0.15)
Net realized gain	(0.23)	(0.23)	—
Total distributions from net investment income and net realized gains	(0.23)	(0.23)	(0.15)
Net asset value, end of period	$7.57	$9.48	$9.78
Total return (3)	(18.23)%	(0.42)%	(0.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$98,813	$128,940	$130,122
Ratio of expenses to average net assets (4)	2.10%	2.08%	2.19	% (5)
Ratio of net investment income/(loss) to average net assets (2,4)	0.43%	(0.38)%	1.17	% (5)
Portfolio turnover rate	59%	42%	9	% (6)

*	RiskPro® Aggressive 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Alternative 0-15 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Year Ended		Period Ended
	April 30,	April 30,		April 30,
	2020	2019		2018*

Net asset value, beginning of period	$9.70	$9.63		$10.00
Income/(loss) from investment operations:
Net investment income (1)(2)	0.21	0.11		0.11
Net realized and unrealized gain/(loss) on investments	(0.93)	0.03		(0.28)
Total income/(loss) from investment operations	(0.72)	0.14		(0.17)
Less distributions from:
Net investment income	(0.23)	(0.07)		(0.20)
Net realized gain	(0.02)	(0.00	) (7)	—
Return of capital	(0.01)	—		—
Total distributions from net investment income, net realized gains and return of capital	(0.26)	(0.07)		(0.20)
Net asset value, end of period	$8.72	$9.70		$9.63
Total return (3)	(7.69)%	1.48%		(1.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$79,958	$69,890		$50,179
Ratio of expenses to average net assets (4)	2.16%	2.08%		2.47	% (5)
Ratio of net investment income to average net assets (2,4)	2.27%	1.19%		3.06	% (5)
Portfolio turnover rate	62%	28%		2	% (6)

*	RiskPro® Alternative 0-15 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Dynamic 15-25 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,
	2020	2019	2018*

Net asset value, beginning of period	$9.82	$9.72	$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.18	0.10	0.05
Net realized and unrealized gain/(loss) on investments	(0.96)	0.06	(0.22)
Total income/(loss) from investment operations	(0.78)	0.16	(0.17)
Less distributions from:
Net investment income	(0.21)	(0.06)	(0.11)
Return of Capital	(0.02)	—	—
Total distributions from net investment income and return of capital	(0.23)	(0.06)	(0.11)
Net asset value, end of period	$8.81	$9.82	$9.72
Total return (3)	(8.27)%	1.70%	(1.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$159,036	$197,175	$211,587
Ratio of expenses to average net assets (4)	2.06%	2.03%	2.12	% (5)
Ratio of net investment income to average net assets (2,4)	1.84%	1.09%	1.41	% (5)
Portfolio turnover rate	39%	60%	13	% (6)

*	RiskPro® Dynamic 15-25 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG Aggressive 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,
	2020	2019	2018*

Net asset value, beginning of period	$9.92	$9.94	$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.01)	(0.07)	(0.01)
Net realized and unrealized gain/(loss) on investments	(1.14)	0.20	0.03	(3)
Total income/(loss) from investment operations	(1.15)	0.13	0.02
Less distributions from:
Net investment income	—	—	(0.08)
Net realized gain	—	(0.14)	—
Return of capital	—	(0.01)	—
Total distributions from net investment income, net realized gains and return of capital	—	(0.15)	(0.08)
Net asset value, end of period	$8.77	$9.92	$9.94
Total return (4)	(11.59)%	1.62%	0.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$172,594	$219,062	$229,921
Ratio of expenses to average net assets (5)	2.04%	2.00%	2.17	% (6)
Ratio of net investment income/(loss) to average net assets (2,5)	-0.09%	(0.70)%	(0.17	)% (6)
Portfolio turnover rate	21%	40%	106	% (7)

*	RiskPro® PFG Aggressive 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2020

1.	ORGANIZATION

The Pacific Financial Family of Mutual Funds is comprised of thirteen different actively managed funds. Each fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The funds and their primary investment objectives are listed below. Each Fund currently offers Class R shares. The investment objective of each Fund, as of April 30, 2020 is as follows:

Fund	Primary Objective
PFG Active Core Bond Strategy Fund[1]	Income
PFG Balanced Strategy Fund[2]	Capital Appreciation with a secondary objective of income
PFG BNY Mellon Diversifier Strategy Fund[3]	Income with a secondary objective of capital appreciation
PFG Equity Strategy Fund	Aggressive Growth
PFG Global Strategy Fund	Aggressive Growth
PFG JP Morgan® Tactical Aggressive Strategy Fund	Aggressive Growth
PFG JP Morgan® Tactical Moderate Strategy Fund[2]	Capital Appreciation with a secondary objective of income
PFG Meeder Tactical Strategy Fund[2]	Capital Appreciation
PFG MFS® Aggressive Growth Strategy Fund	Aggressive Growth
RiskPro® Aggressive 30+ Fund	Aggressive Growth
RiskPro® Alternative 0-15 Fund[3]	Capital Appreciation with a secondary objective of income
RiskPro® Dynamic 15-25 Fund[4]	Capital Appreciation with a secondary objective of income
RiskPro® PFG Aggressive 30+ Fund	Aggressive Growth

[1]	The Fund’s primary investment objective changed effective April 17, 2020. The Fund’s prior investment objective was to limit the maximum range of total returns to a gain or loss of less than 10% over a forward-looking rolling 12 month period.

[2]	The Fund’s primary investment objective changed effective April 17, 2020. The Fund’s prior investment objective was to limit the maximum range of total returns to a gain or loss of less than 30% over a forward-looking rolling 12 month period.

[3]	The Fund’s primary investment objective changed effective April 17, 2020. The Fund’s prior investment objective was to Limit the maximum range of total returns to a gain or loss of less than 15% over a forward-looking rolling 12 month period.

[4]	The Fund’s primary investment objective changed effective April 17, 2020. The Fund’s prior investment objective was to limit the maximum range of total returns to a gain or loss of less than 25% over a forward-looking rolling 12 month period.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2020 for each Fund’s investments measured at fair value:

PFG Active Core Bond Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$119,006,137	$—	$—	$119,006,137
Short-Term Investment	2,103,231	—	—	2,103,231
Total	$121,109,368	$—	$—	$121,109,368

PFG Balanced Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$107,053,046	$—	$—	$107,053,046
Mutual Funds	152,268,841	—	—	152,268,841
Short-Term Investment	115,810,086	—	—	115,810,086
Total	$375,131,973	$—	$—	$375,131,973

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020

PFG BNY Mellon Diversifier Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$70,675,023	$—	$—	$70,675,023
Short-Term Investment	508,529	—	—	508,529
Total	$71,183,552	$—	$—	$71,183,552

PFG Equity Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$164,549,074	$—	$—	$164,549,074
Mutual Funds	113,125,554	—	—	113,125,554
Short-Term Investment	107,030,384	—	—	107,030,384
Total	$384,705,012	$—	$—	$384,705,012

PFG Global Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$57,400,863	$—	$—	$57,400,863
Mutual Funds	33,382,219	—	—	33,382,219
Short-Term Investment	50,689,109	—	—	50,689,109
Total	$141,472,191	$—	$—	$141,472,191

PFG JP Morgan® Tactical Aggressive Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$29,427,474	$—	$—	$29,427,474
Mutual Funds	38,856,284	—	—	38,856,284
Short-Term Investment	3,209,483	—	—	3,209,483
Total	$71,493,241	$—	$—	$71,493,241

PFG JP Morgan® Tactical Moderate Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$49,286,999	$—	$—	$49,286,999
Mutual Funds	83,032,144	—	—	83,032,144
Short-Term Investment	6,608,472	—	—	6,608,472
Total	$138,927,615	$—	$—	$138,927,615

PFG Meeder Tactical Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$23,900,313	$72,213,728	$—	$96,114,041
Short-Term Investment	1,065,599	—	—	1,065,599
Total	$24,965,912	$72,213,728	$—	$97,179,640

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020

PFG MFS® Aggressive Growth Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,128,993	$—	$—	$18,128,993
Mutual Funds	99,225,412	—	—	99,225,412
Short-Term Investment	1,409,088	—	—	1,409,088
Total	$118,763,493	$—	$—	$118,763,493

RiskPro® Aggressive 30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$32,777,734	$—	$—	$32,777,734
Mutual Funds	65,609,731	—	—	65,609,731
Short-Term Investment	572,426	—	—	572,426
Total	$98,959,891	$—	$—	$98,959,891

RiskPro® Alternative 0-15 Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$19,827,375	$—	$—	$19,827,375
Mutual Funds	59,146,637	—	—	59,146,637
Short-Term Investment	1,120,074	—	—	1,120,074
Total	$80,094,086	$—	$—	$80,094,086

RiskPro® Dynamic 15-25 Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$20,714,103	$—	$—	$20,714,103
Mutual Funds	136,716,234	—	—	136,716,234
Short-Term Investment	2,001,729	—	—	2,001,729
Total	$159,432,066	$—	$—	$159,432,066

RiskPro® PFG Aggressive 30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$171,006,219	$—	$—	$171,006,219
Short-Term Investment	1,937,001	—	—	1,937,001
Total	$172,943,220	$—	$—	$172,943,220

*	Refer to the Portfolios of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities under the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2018 through April 30, 2019, or expected to be taken in the Funds’ April 30, 2020 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where a Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognized interest and penalties related to unrecognized tax benefits in interest and other expenses, respectively. For the year ended April 30, 2020, the Funds did not have any interest or penalties.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular fund in the Pacific Financial Family of Mutual Funds are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial Family of Mutual Funds or another reasonable basis.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended April 30, 2020, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
PFG Active Core Bond Strategy Fund	$126,919,505	$76,228,744
PFG Balanced Strategy Fund	209,177,825	265,864,544
PFG BNY Mellon Diversifier Strategy Fund	23,230,309	14,490,414
PFG Equity Strategy Fund	385,968,962	445,095,293
PFG Global Strategy Fund	73,740,765	95,977,209
PFG JP Morgan® Tactical Aggressive Strategy Fund	31,863,427	38,894,134
PFG JP Morgan® Tactical Moderate Strategy Fund	86,706,974	90,534,040
PFG Meeder Tactical Strategy Fund	19,025,180	19,407,427
PFG MFS® Aggressive Growth Strategy Fund	18,431,313	8,694,492
RiskPro® Aggressive 30+ Fund	70,431,986	75,645,243
RiskPro® Alternative 0-15 Fund	62,667,824	45,309,431
RiskPro® Dynamic 15-25 Fund	72,425,158	91,471,393
RiskPro® PFG Aggressive 30+ Fund	43,676,173	65,069,926

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Pacific Financial Group, LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets.

For the year ended April 30, 2020, pursuant to the investment advisory agreement, the Advisor earned the following advisory fees:

Fund
PFG Active Core Bond Strategy Fund	$1,084,267
PFG Balanced Strategy Fund	4,854,807
PFG BNY Mellon Diversifier Strategy Fund	810,973
PFG Equity Strategy Fund	5,302,995
PFG Global Strategy Fund	1,559,031
PFG JP Morgan® Tactical Aggressive Strategy Fund	1,064,687
PFG JP Morgan® Tactical Moderate Strategy Fund	1,874,064
PFG Meeder Tactical Strategy Fund	1,330,047
PFG MFS® Aggressive Growth Strategy Fund	1,542,770
RiskPro® Aggressive 30+ Fund	1,508,044
RiskPro® Alternative 0-15 Fund	933,238
RiskPro® Dynamic 15-25 Fund	2,347,411
RiskPro® PFG Aggressive 30+ Fund	2,566,533

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets and is paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the year ended April 30, 2020, pursuant to the Plan, the Funds accrued the following fees:

Fund	12b-1 fee
PFG Active Core Bond Strategy Fund	$216,853
PFG Balanced Strategy Fund	970,961
PFG BNY Mellon Diversifier Strategy Fund	162,195
PFG Equity Strategy Fund	1,060,599
PFG Global Strategy Fund	311,806
PFG JP Morgan® Tactical Aggressive Strategy Fund	212,937
PFG JP Morgan® Tactical Moderate Strategy Fund	374,813
PFG Meeder Tactical Strategy Fund	266,099
PFG MFS® Aggressive Growth Strategy Fund	308,554
RiskPro® Aggressive 30+ Fund	301,609
RiskPro® Alternative 0-15 Fund	186,648
RiskPro® Dynamic 15-25 Fund	469,482
RiskPro® PFG Aggressive 30+ Fund	513,307

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor did not receive any commissions from the sale of the Funds’ shares.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and BluGiant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

During the year ended April 30, 2019, certain Funds received payments from the Advisor for previously received soft dollar payments. These reimbursements were as follows:

Fund	Reimbursement
PFG Active Core Bond Strategy Fund	$41,650
PFG Balanced Strategy Fund	40,456
PFG BNY Mellon Diversifier Strategy Fund	5,174
PFG Equity Strategy Fund	2,789
PFG Global Strategy Fund	34,813
PFG JP Morgan® Tactical Aggressive Strategy Fund	—
PFG JP Morgan® Tactical Moderate Strategy Fund	6,734
PFG Meeder Tactical Strategy Fund	22,253
PFG MFS® Aggressive Growth Strategy Fund	63,717
RiskPro® Aggressive 30+ Fund	35,851
RiskPro® Alternative 0-15 Fund	76,793
RiskPro® Dynamic 15-25 Fund	32,966
RiskPro® PFG Aggressive 30+ Fund	11,802

5.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the year ended April 30, 2020 with affiliated companies are as follows:

PFG Balanced Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Depreciation	Period
00764F383	Milestone Treasury Obligations Portfolio	$2,977,329	$222,169,752	$109,336,995	$—	$—	$115,810,086

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020

PFG Equity Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Depreciation	Period
00764F383	Milestone Treasury Obligations Portfolio	$2,633,399	$201,819,078	$97,422,093	$—	$—	$107,030,384

PFG Global Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Depreciation	Period
00764F383	Milestone Treasury Obligations Portfolio	$875,691	$74,911,748	$25,098,330	$—	$—	$50,689,109

PFG JP Morgan® Tactical Moderate Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Depreciation	Period
46641Q779	JPMorgan US Momentum Factor ETF	$4,544,481	$1,855,058	$101,010	$10,119	$(91,057)	$6,217,591
46641Q753	JPMorgan US Value Factor ETF	6,102,154	2,360,062	649,961	65,335	(1,132,196)	6,745,394

PFG Meeder Tactical Strategy Fund

						Change in
		Value-Beginning of			Net Realized	Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Gain/(Loss)	Depreciation	Period
58510R655	Meeder Spectrum Fund	$10,408,112	$1,842,520	$1,510,071	$17,788	$(1,345,384)	$9,412,965
58510R721	Meeder Balanced Fund	51,689,918	9,650,661	9,932,790	(59,902)	(2,711,820)	48,636,067
58510R846	Meeder Conservative Allocation Fund	11,991,145	1,955,656	2,403,326	(78,536)	(202,336)	11,262,603
58510R630	Meeder Moderate Allocation Fund	13,348,138	2,287,561	2,743,834	(108,561)	(468,246)	12,315,058

RiskPro® Alternative 0-15 Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Loss	Depreciation	Period
72201W394	PIMCO Credit Opportunities Bond Fund	$13,886,961	$5,293,897	$2,393,783	$(148,032)	$(836,418)	$15,802,625

RiskPro® Dynamic 15-25 Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Loss	Depreciation	Period
72202L371	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	$7,874,742	$314,902	$2,200,474	$(314,124)	$(889,944)	$4,785,102

RiskPro® PFG Aggressive 30+ Fund

						Change in Unrealized
		Value-Beginning of				Appreciation/
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Loss	(Depreciation)	Value-End of Period
971897814	Wilshire International Equity Fund	$41,869,010	$1,390,954	$15,903,147	$(3,175,887)	$(1,497,786)	$22,683,144
971897509	Wilshire Large Company Growth Fund	15,450,546	8,365,631	2,690,449	(376,055)	112,229	20,861,902
971897608	Wilshire Large Company Value Fund	27,570,819	9,750,455	2,540,536	(339,092)	(5,270,165)	29,171,481
971897707	Wilshire Small Company Growth Fund	10,831,862	367,877	3,179,872	(294,678)	(671,977)	7,053,212
971897806	Wilshire Small Company Value Fund	10,723,440	556,010	1,122,120	(641,485)	(2,402,687)	7,113,158

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2020, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
PFG Active Core Bond Strategy Fund	$119,947,218	$2,020,829	$(858,679)	$1,162,150
PFG Balanced Strategy Fund	386,039,291	6,694,072	(17,601,390)	(10,907,318)
PFG BNY Mellon Diversifier Strategy Fund	69,234,920	2,422,699	(474,067)	1,948,632
PFG Equity Strategy Fund	396,517,374	15,992,319	(27,804,681)	(11,812,362)
PFG Global Strategy Fund	146,178,773	3,319,253	(8,025,835)	(4,706,582)
PFG JP Morgan® Tactical Aggressive Strategy Fund	76,693,686	539,092	(5,739,537)	(5,200,445)
PFG JP Morgan® Tactical Moderate Strategy Fund	144,729,183	2,876,500	(8,678,068)	(5,801,568)
PFG Meeder Tactical Strategy Fund	104,180,117	—	(7,000,477)	(7,000,477)
PFG MFS® Aggressive Growth Strategy Fund	125,675,942	5,325,212	(12,237,661)	(6,912,449)
RiskPro® Aggressive 30+ Fund	129,504,482	69,248	(30,613,839)	(30,544,591)
RiskPro® Alternative 0-15 Fund	84,237,326	74,643	(4,217,883)	(4,143,240)
RiskPro® Dynamic 15-25 Fund	176,703,204	1,744,796	(19,015,934)	(17,271,138)
RiskPro® PFG Aggressive 30+ Fund	194,481,639	500,142	(22,038,561)	(21,538,419)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended April 30, 2020 and the fiscal year ended April 30, 2019 were as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2020	Income	Capital Gains	Capital	Total
PFG Active Core Bond Strategy Fund	$1,938,590	$—	$4,591	$1,943,181
PFG Balanced Strategy Fund	1,718,966	728,616	1,138,606	3,586,188
PFG BNY Mellon Diversifier Strategy Fund	824,213	—	135,731	959,944
PFG Equity Strategy Fund	880,479	12,350,020	973,803	14,204,302
PFG Global Strategy Fund	—	—	—	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—	—	—
PFG JP Morgan® Tactical Moderate Strategy Fund	723,568	—	—	723,568
PFG Meeder Tactical Strategy Fund	—	169,044	—	169,044
PFG MFS® Aggressive Growth Strategy Fund	—	1,881,827	—	1,881,827
RiskPro® Aggressive 30+ Fund	209	3,023,348	—	3,023,557
RiskPro® Alternative 0-15 Fund	1,903,114	97,295	43,644	2,044,053
RiskPro® Dynamic 15-25 Fund *	4,187,288	—	299,012	4,486,300
RiskPro® PFG Aggressive 30+ Fund	—	—	—	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2019	Income	Capital Gains	Capital	Total
PFG Active Core Bond Strategy Fund	$639,886	$—	—	$639,886
PFG Balanced Strategy Fund	1,636,785	2,052,398	—	3,689,183
PFG BNY Mellon Diversifier Strategy Fund	506,378	24,527	—	530,905
PFG Equity Strategy Fund	—	—	—	—
PFG Global Strategy Fund	1,083,576	148,490	—	1,232,066
PFG JP Morgan® Tactical Aggressive Strategy Fund	67,985	2,111,324	341,331	2,520,640
PFG JP Morgan® Tactical Moderate Strategy Fund	—	—	64,832	64,832
PFG Meeder Tactical Strategy Fund	160,610	1,354	—	161,964
PFG MFS® Aggressive Growth Strategy Fund	116,020	1,579,792	—	1,695,812
RiskPro® Aggressive 30+ Fund	137,498	2,840,967	—	2,978,465
RiskPro® Alternative 0-15 Fund	520,907	—	—	520,907
RiskPro® Dynamic 15-25 Fund *	1,197,400	—	—	1,197,400
RiskPro® PFG Aggressive 30+ Fund	2,392,412	818,430	261,228	3,472,070

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $151,698 for fiscal year ended April 30, 2020 and $13,030 for the fiscal year ended April 30, 2019 for the RiskPro® Dynamic 15-25 Fund, which have been passed through to the Fund’s underlying shareholders and are deemed dividends for tax purposes.

As of April 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
PFG Active Core Bond Strategy Fund	—	—	—	(485,327)	—	1,162,150	676,823
PFG Balanced Strategy Fund	62,291	—	(21,549,489)	—	—	(10,907,318)	(32,394,516)
PFG BNY Mellon Diversifier Strategy Fund	—	—	(232,531)	(3,328,945)	—	1,948,632	(1,612,844)
PFG Equity Strategy Fund	—	—	(29,246,051)	—	—	(11,812,362)	(41,058,413)
PFG Global Strategy Fund	—	—	(6,674,988)	(7,250,532)	—	(4,706,582)	(18,632,102)
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—	—	(3,334,880)	—	(5,200,445)	(8,535,325)
PFG JP Morgan® Tactical Moderate Strategy Fund	49,379	—	(392,098)	(4,263,900)	—	(5,801,568)	(10,408,187)
PFG Meeder Tactical Strategy Fund	—	1,032,536	(651,841)	—	—	(7,000,477)	(6,619,782)
PFG MFS® Aggressive Growth Strategy Fund	—	1,941,606	(775,781)	—	—	(6,912,449)	(5,746,624)
RiskPro® Aggressive 30+ Fund	312,323	—	(629,298)	(1,189,253)	—	(30,544,591)	(32,050,819)
RiskPro® Alternative 0-15 Fund	—	—	(4,318,476)	—	—	(4,143,240)	(8,461,716)
RiskPro® Dynamic 15-25 Fund	—	—	(3,379,628)	(700,163)	—	(17,271,138)	(21,350,929)
RiskPro® PFG Aggressive 30+ Fund	—	—	(4,820,821)	(254,710)	—	(21,538,419)	(26,613,950)

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
PFG Active Core Bond Strategy Fund	$—
PFG Balanced Strategy Fund	—
PFG BNY Mellon Diversifier Strategy Fund	106,840
PFG Equity Strategy Fund	1,585,564
PFG Global Strategy Fund	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—
PFG JP Morgan® Tactical Moderate Strategy Fund	—
PFG Meeder Tactical Strategy Fund	651,841
PFG MFS® Aggressive Growth Strategy Fund	775,781
RiskPro® Aggressive 30+ Fund	629,298
RiskPro® Alternative 0-15 Fund	105,082
RiskPro® Dynamic 15-25 Fund	136,889
RiskPro® PFG Aggressive 30+ Fund	1,140,640

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
PFG Active Core Bond Strategy Fund	$—
PFG Balanced Strategy Fund	21,549,489
PFG BNY Mellon Diversifier Strategy Fund	125,691
PFG Equity Strategy Fund	27,660,487
PFG Global Strategy Fund	6,674,988
PFG JP Morgan® Tactical Aggressive Strategy Fund	—
PFG JP Morgan® Tactical Moderate Strategy Fund	392,098
PFG Meeder Tactical Strategy Fund	—
PFG MFS® Aggressive Growth Strategy Fund	—
RiskPro® Aggressive 30+ Fund	—
RiskPro® Alternative 0-15 Fund	4,213,394
RiskPro® Dynamic 15-25 Fund	3,242,739
RiskPro® PFG Aggressive 30+ Fund	3,680,181

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020

At April 30, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
PFG Active Core Bond Strategy Fund	441,549	43,778	485,327
PFG Balanced Strategy Fund	—	—	—
PFG BNY Mellon Diversifier Strategy Fund	3,328,945	—	3,328,945
PFG Equity Strategy Fund	—	—	—
PFG Global Strategy Fund	7,250,532	—	7,250,532
PFG JP Morgan® Tactical Aggressive Strategy Fund	3,334,880	—	3,334,880
PFG JP Morgan® Tactical Moderate Strategy Fund	4,263,900	—	4,263,900
PFG Meeder Tactical Strategy Fund	—	—	—
PFG MFS® Aggressive Growth Strategy Fund	—	—	—
RiskPro® Aggressive 30+ Fund	—	1,189,253	1,189,253
RiskPro® Alternative 0-15 Fund	—	—	—
RiskPro® Dynamic 15-25 Fund	700,163	—	700,163
RiskPro® PFG Aggressive 30+ Fund	254,710	—	254,710

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and net operating losses resulted in reclassifications for the Funds for the fiscal year ended April 30, 2020 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
PFG Active Core Bond Strategy Fund	$—	$—
PFG Balanced Strategy Fund	—	—
PFG BNY Mellon Diversifier Strategy Fund	(15,085)	15,085
PFG Equity Strategy Fund	—	—
PFG Global Strategy Fund	(496,576)	496,576
PFG JP Morgan® Tactical Aggressive Strategy Fund	(297,098)	297,098
PFG JP Morgan® Tactical Moderate Strategy Fund	—	—
PFG Meeder Tactical Strategy Fund	(892,999)	892,999
PFG MFS® Aggressive Growth Strategy Fund	(290,407)	290,407
RiskPro® Aggressive 30+ Fund	—	—
RiskPro® Alternative 0-15 Fund	—	—
RiskPro® Dynamic 15-25 Fund	—	—
RiskPro® PFG Aggressive 30+ Fund	(204,697)	204,697

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2020, beneficial ownership in excess of 25% for the Funds is as follows:

		% of Outstanding
Portfolio	Beneficial Owner	Shares
PFG Active Core Bond Strategy Fund	NFS	46%
PFG Balanced Strategy Fund	NFS	37%
	Pershing	33%
PFG BNY Mellon Diversifier Strategy Fund	NFS	41%
PFG Equity Strategy Fund	NFS	49%
PFG Global Strategy Fund	NFS	50%
PFG JP Morgan® Tactical Aggressive Strategy Fund	NFS	46%
PFG JP Morgan® Tactical Moderate Strategy Fund	NFS	44%
PFG Meeder Tactical Strategy Fund	NFS	39%
PFG MFS® Aggressive Growth Strategy Fund	NFS	45%
RiskPro® Aggressive 30+ Fund	NFS	50%
RiskPro® Alternative 0-15 Fund	NFS	43%
RiskPro® Dynamic 15-25 Fund	NFS	44%
RiskPro® PFG Aggressive 30+ Fund	NFS	46%

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

As of April 30, 2020, PFG Active Core Bond Strategy Fund invested a portion of its assets in PIMCO Total Return Fund – Institutional Class (the “PIMCO Total Return Fund”) and PIMCO Income Fund – Institutional Class (the “PIMCO Income Fund”). The PIMCO Total Return Fund and the PIMCO Income Fund are registered under the 1940 Act as open-end management investment companies. The Fund may redeem its investment from the PIMCO Total Return Fund or the PIMCO Income Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of PFG Active Core Bond Strategy Fund will be directly affected by the performances of the PIMCO Total Return Fund and the PIMCO Income Fund. The financial statements of the PIMCO Total Return Fund and the PIMCO Income Fund, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of April 30, 2020, the percentage of PFG Active Core Bond Strategy Fund’s net assets invested in the PIMCO Total Return Fund and the PIMCO Income Fund were 39.42% and 29.39%, respectively.

As of April 30, 2020, PFG Balanced Strategy Fund invested a portion of its assets in Milestone Treasury Obligations Portfolio – Institutional Class (the “Milestone Fund”). The Milestone Fund is registered under the 1940 Act as open-end management investment company. The Fund may redeem its investment from the Milestone Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of PFG Balanced Strategy Fund will be directly affected by the performance of the Milestone Fund. The financial statements of the Milestone Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of April 30, 2020, the percentages of PFG Balanced Strategy Fund’s net assets invested in the Milestone Fund was 31.00%.

As of April 30, 2020, PFG BNY Mellon Diversifier Strategy Fund invested a portion of its assets in BNY Mellon Global Real Return Fund – Institutional Class (the “BNY Mellon Global Fund”) and BNY Mellon Core Plus Fund (the “BNY Mellon Core Fund”). The BNY Mellon Global Fund and the BNY Mellon Core Fund are registered under the 1940 Act as open-end management investment companies. The Fund may redeem its investment from the BNY Mellon Global Fund and the BNY Mellon Core Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020

The performance of PFG BNY Mellon Diversifier Strategy Fund will be directly affected by the performance of the BNY Mellon Global Fund and the BNY Mellon Core Fund. The financial statements of the BNY Mellon Global Fund and the BNY Mellon Core Fund, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of April 30, 2020, the percentages of PFG BNY Mellon Diversifier Strategy Fund’s net assets invested in the BNY Mellon Global Fund and the BNY Mellon Core Fund were 30.17% and 65.39%, respectively.

As of April 30, 2020, PFG Equity Strategy Fund invested a portion of its assets in Milestone Treasury Obligations Portfolio – Institutional Class (the “Milestone Fund”). The Milestone Fund is registered under the 1940 Act as open-end management investment company. The Fund may redeem its investment from the Milestone Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of PFG Equity Strategy Fund will be directly affected by the performance of the Milestone Fund. The financial statements of the Milestone Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of April 30, 2020, the percentages of PFG Equity Strategy Fund’s net assets invested in the Milestone Fund was 27.43%.

As of April 30, 2020, PFG Global Strategy Fund invested a portion of its assets in Milestone Treasury Obligations Portfolio – Institutional Class (the “Milestone Fund”). The Milestone Fund is registered under the 1940 Act as open-end management investment company. The Fund may redeem its investment from the Milestone Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of PFG Global Strategy Fund will be directly affected by the performance of the Milestone Fund. The financial statements of the Milestone Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of April 30, 2020, the percentages of PFG Global Strategy Fund’s net assets invested in the Milestone Fund was 38.51%.

As of April 30, 2020, PFG Meeder Tactical Strategy Fund invested a portion of its assets in Meeder Balanced Fund – Institutional Class (the “Meeder Balanced Fund”). The Meeder Balanced Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Meeder Balanced Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of PFG Meeder Tactical Strategy Fund will be directly affected by the performance of the Meeder Balanced Fund. The financial statements of the Meeder Balanced Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of April 30, 2020, the percentage of PFG Meeder Tactical Strategy Fund’s net assets invested in the Meeder Balanced Fund was 50.35%.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board has determined based on the recommendation of the Advisor of RiskPro® PFG Aggressive 30+ Fund, RiskPro® Aggressive 30+ Fund, RiskPro® Alternative 0-15 Fund, and the RiskPro® Dynamic 15-25 Fund (each a “Fund”, collectively referred to as the “Funds”), that it is in the best interests of each of the Funds and their shareholders that the Funds cease operations. The Board has determined to close the Funds and redeem all outstanding shares on June 30, 2020.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of PFG Active Core Bond Strategy Fund, PFG Balanced Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG Equity Strategy Fund, PFG Global Strategy Fund, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG MFS® Aggressive Growth Strategy Fund, RiskPro® Aggressive 30+ Fund, RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 15-25 Fund, and RiskPro® PFG Aggressive 30+ Fund and Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of PFG Active Core Bond Strategy Fund, PFG Balanced Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG Equity Strategy Fund, PFG Global Strategy Fund, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG MFS® Aggressive Growth Strategy Fund, RiskPro® Aggressive 30+ Fund, RiskPro® Alternative 0- 15 Fund, RiskPro® Dynamic 15-25 Fund, and RiskPro® PFG Aggressive 30+ Fund (the “Funds”), each a series of Northern Lights Fund Trust, as of April 30, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the three periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

C O H E N  &  C OMP A N Y ,  L T D.

800.229.1099 | 866.818.4535 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of certain previously related investment companies within the Fund family since 2008.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 25, 2020

THE PACIFIC FINANCIAL FUNDS
EXPENSE EXAMPLES
April 30, 2020 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
		Beginning Account
	Fund’s Annualized	Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	11/1/2019	Value 4/30/2020	During Period	Value 4/30/2020	During Period
PFG Active Core Bond Strategy Fund*	2.14%	$1,000.00	$995.90	$10.62	$1,014.22	$10.72
PFG Balanced Strategy Fund*	2.04%	$1,000.00	$893.30	$9.60	$1,014.72	$10.22
PFG BNY Mellon Diversifier Strategy Fund*	2.20%	$1,000.00	$976.50	$10.81	$1,013.92	$11.02
PFG Equity Strategy Fund*	2.05%	$1,000.00	$864.20	$9.50	$1,014.67	$10.27
PFG Global Strategy Fund*	2.12%	$1,000.00	$869.50	$9.85	$1,014.32	$10.62
JP Morgan® Tactical Aggressive Strategy Fund*	2.18%	$1,000.00	$885.30	$10.22	$1,014.02	$10.92
JP Morgan® Tactical Moderate Strategy Fund*	2.10%	$1,000.00	$916.10	$10.00	$1,014.42	$10.52
PFG Meeder Strategy Fund*	2.13%	$1,000.00	$917.10	$10.15	$1,014.27	$10.67
PFG MFS® Aggressive Growth Strategy Fund*	2.11%	$1,000.00	$906.60	$10.00	$1,014.37	$10.57
RiskPro® Aggressive 30+ Fund*	2.12%	$1,000.00	$815.90	$9.57	$1,014.32	$10.62
RiskPro® Alternative 0-15 Fund*	2.19%	$1,000.00	$920.30	$10.46	$1,013.97	$10.97
RiskPro® Dynamic 15-25 Fund*	2.09%	$1,000.00	$896.30	$9.85	$1,014.47	$10.47
RiskPro® PFG Aggressive 30+ Fund*	2.05%	$1,000.00	$879.60	$9.58	$1,014.67	$10.27

*	Expenses Paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the full six-month period).

THE PACIFIC FINANCIAL FUNDS
Supplemental Information (Unaudited)
April 30, 2020

RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 20-30 Fund, RiskPro® 30+ Fund, RiskPro® Tactical 0-30 Fund, RiskPro® PFG-0-15 Fund, RiskPro® Dynamic 0-10 Fund, RiskPro® Dynamic 15-25 Fund, RiskPro® PFG Balanced 20-30 Fund, RiskPro® PFG Aggressive 30+ Fund, RiskPro® PFG Equity 30+ Fund, RiskPro® PFG Global 30+ Fund, RiskPro® PFG 30+ Fund, and RiskPro® Aggressive 30+ Fund, (collectively referred to as the “RiskPro® Funds”) (Adviser – The Pacific Financial Group, LLC)*

In connection with the regular meeting held on November 13-14, 2019 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between The Pacific Financial Group, LLC (“Adviser”) and the Trust, with respect to the RiskPro® Funds. In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that the adviser was founded in 1984 and managed approximately $2.1 billion in assets. They reviewed the adviser’s services, noting that the adviser specialized in providing money management services and multiple investment strategies to professional financial advisers and retirement plan investors based on an investors risk profile. They reviewed the background information of the key investment personnel responsible for servicing the Funds, taking into consideration their diverse education and financial industry experience. The Trustees noted that the adviser added a dedicated CCO, a chief operations officer, a vice president of operations, and a director of marketing to support the adviser’s expanding operations and enhance overall services. They considered the adviser’s investment process, acknowledging that the adviser used third party research tools to compare investment performance to peer groups and benchmarks. The Trustees indicated that the adviser developed a proprietary research methodology that incorporated fundamental analysis, technical analysis, and quantitative studies to select investments. They noted that the adviser utilized proprietary forward-looking software that estimates the annual range of an investment’s returns and the potential volatility of a portfolio. They further noted that this software enabled investors to access portfolios customized to an investor’s risk tolerances and investment goals. The Trustees commented that the adviser’s chief compliance officer monitored each Fund’s investment limitations by reviewing each Fund’s day-to-day trading activities and holdings. They acknowledged that the adviser’s CCO also monitored the volatility of each Fund and ensured that each Fund complied with its prospectus. The Trustees, based upon their review, concluded that the adviser provided a high level of service to the Funds and shareholders.

Performance.

RiskPro Alternative. The Trustees discussed the Fund’s objective and its strategy of investing primarily in Pacific Investment Management Company, LLC (“PIMCO”) funds. They considered the performance of the Fund, commenting that it outperformed its peer group median for the one-year and since inception periods. They acknowledged that the Fund underperformed its Morningstar category median and benchmark for the one-year and since inception periods. The Trustees reviewed the Fund’s Standard Deviation, noting that it ranked in the 1st quartile when compared to the Fund’s peer group. The Trustees considered the adviser’s explanation of the Fund’s underperformance when compared to the Fund’s benchmark and agreed that the Fund’s benchmark outperformed the Fund due to abnormal returns in treasury securities. The Trustees concluded that the Fund’s performance was better evaluated over a full market cycle.

RiskPro Dynamic 20-30. The Trustees discussed the Fund’s objective and strategy, noting that it was designed to achieve its objective by investing more than 80% of the Fund’s assets in funds advised by J.P. Morgan. The Trustees considered the Fund’s performance, noting that it underperformed the peer group median, Morningstar category median, and benchmark for all periods. They further noted that the Fund invested in the equity securities of all capitalizations, both domestic and international, which contributed to the Fund’s underperformance. They acknowledged the adviser’s contention that although the Fund had underperformed, it was well positioned for future growth. The Trustees concluded that the Fund’s performance was better evaluated over a full market cycle.

THE PACIFIC FINANCIAL FUNDS
Supplemental Information (Unaudited)(Continued)
April 30, 2020

RiskPro 30+. The Trustees discussed the Fund’s objective and strategy, noting that it was designed to invest more than 80% of the Fund’s assets in funds advised by J.P. Morgan. The Trustees considered the Fund’s performance, acknowledging that it underperformed the peer group median, Morningstar category median, and benchmark for all periods. The Trustees discussed the Fund’s underperformance, acknowledging that Fund underperformed when compared to funds that invested heavily in growth stocks. They noted that the Fund performed as designed as evidenced by the Fund’s top quartile Standard Deviation rating relative to the category. The Trustees concluded that the Fund’s performance should be monitored and reevaluated after the Fund had experienced a down market cycle.

RiskPro Tactical 0-30. The Trustees reviewed the Fund’s investment objective and strategy, noting that the Fund sought to limit the Fund’s maximum gain/loss to less than 30% over a forward-looking twelve-month period. They further noted that the adviser invested more than 80% of the Fund’s assets in funds managed by Meeder Investment Management. They evaluated the performance of the Fund, acknowledging that it outperformed the Fund’s peer group median and underperformed the Fund’s Morningstar category median and benchmark for all periods. The Trustees acknowledged that the Fund’s top quartile Standard Deviation indicated that the adviser diligently managed the Fund’s exposure to risk. The Trustees concluded that the Fund’s performance should be monitored, and evaluated after the Fund experienced a down market cycle.

RiskPro PFG 0-15. The Trustees reviewed the Fund’s investment objective and strategy, noting that the Fund sought to limit the range of returns/losses to less than 15%, over a forward-looking twelve-month period. They further noted that the adviser sought to achieve the Fund’s investment objective by investing more than 80% of the Fund’s assets in funds managed by Bank of New York Investment Strategy and Solutions Group. They acknowledged that the Fund outperformed the Fund’s peer group median, Morningstar category median, and benchmark for the one-year period and underperformed the Fund’s comparison groups for the since inception period. The Trustees considered the reasons for the Fund’s since inception underperformance, acknowledging that it was designed to invest in multi-alternative products and had a large exposure to fixed income securities. The Trustees concluded that the adviser was managing the Fund as designed.

RiskPro Dynamic 0-10. The Trustees reviewed the Fund’s investment objective and strategy, noting that the adviser sought to achieve the Fund’s investment objective by investing at least 80% of the Fund’s assets in PIMCO funds. They acknowledged that the Fund outperformed the peer group median for the one-year and since inception periods however, underperformed the Fund’s Morningstar category and benchmark for the same periods. The Trustees reviewed the Fund’s Standard Deviation, commenting that the Fund’s Standard Deviation ranked in the 1st quartile when compared to the Fund’s peer group and Morningstar category for the one-year and since inception periods. They acknowledged that the Fund’s Standard Deviation indicated that adviser was doing a good job balancing risk and returns and should be allowed to improve performance of over a longer period of time.

RiskPro Dynamic 15-25. The Trustees reviewed the Fund’s investment objective and strategy, noting that the adviser sought to achieve the Fund’s objective by investing at least 80% of the Fund’s assets in funds managed by PIMCO. They considered the Fund’s performance, acknowledging that it underperformed the Fund’s peer group median, benchmark, and Morningstar category median for the one-year and since inception periods. The Trustees noted that the Fund’s underperformance resulted from the Fund’s diversified holdings across equities and fixed income securities. They acknowledged that the Fund’s performance was negatively impacted by recent reductions in interest rates. The Trustees discussed the potential for the Fund, noting that the Fund performed as designed and was well-positioned for future growth. The Trustees concluded that the adviser should be given additional time to improve the Fund’s performance.

RiskPro PFG Balanced. The Trustees reviewed the Fund’s investment strategy and objective. They further noted that the Fund underperformed its Morningstar category median, peer group median, and benchmark for the one-year and since inception periods. The Trustees considered the adviser’s explanation for the Fund’s underperformance, attributing it to the Fund’s global diversification across equities and fixed income securities. They noted that the Fund had a higher percentage of exposure to small and middle capitalization companies, while recent markets favored large capitalization growth stocks. The Trustees further noted that the adviser added defensive positions to reduce volatility which contributed to the Fund’s underperformance. The Trustees concluded that the adviser should be given additional time to improve the Fund’s performance.

RiskPro PFG Aggressive 30+. The Trustees considered the Fund’s strategy and recent performance, noting that the adviser invested 80% of the Fund’s assets in funds, primarily those managed by Wilshire Funds Management. They further noted

THE PACIFIC FINANCIAL FUNDS
Supplemental Information (Unaudited)(Continued)
April 30, 2020

that the Fund underperformed its peer group median, Morningstar category median, and benchmark for the one-year and since inception periods. The Trustees reviewed the adviser’s explanation for the underperformance, acknowledging that the recent trade tensions negatively impacted the Fund’s performance. The Trustees considered the adequacy of the Fund’s peer group comparison, noting that the Fund was designed to hold 99% equity securities while the Fund’s peer group had the ability to decrease allocations in equity securities to as low as 45%. The Trustees concluded that they would monitor performance and reevaluate the Fund after completing a full market cycle.

RiskPro PFG Equity 30+. The Trustees considered the Fund’s objective and strategy noting that the adviser invests 80% of the Fund’s assets in mutual funds and ETFs. They further noted that the adviser may allocate a percentage of the Fund’s assets to equities, fixed income securities, liquid/alternative specialty securities, or cash equivalents. The Trustees reviewed the Fund’s performance, acknowledging that the Fund outperformed its benchmark and peer group median, while modestly underperforming the Fund’s Morningstar category median for the one-year and since inception periods. They considered the Fund’s risk metrics, noting that the Fund’s Standard Deviation ranked in the 4th quartile when compared to its peer group for the one-year and since inception periods. They acknowledged that the Fund’s Sharpe and Sortino ratios ranked in the 1st quartile when compared to the Fund’s peer group for the one-year period. The Trustees concluded that the returns were reasonable given the Fund’s objective.

RiskPro PFG Global 30+. The Trustees reviewed the Fund’s objective and strategy, noting that the adviser invests the Fund’s assets in mutual funds and ETFs that invest in global securities. They further noted that the adviser invests at least 40% of the Fund’s assets in the securities of non-U.S. issuers. The Trustees considered the Fund’s performance, acknowledging that the Fund underperformed its Morningstar category median, peer group median, and benchmark for the one-year and since inception periods. They reviewed the Fund’s risk metrics, noting all of the Fund’s risk metrics were in the 4th quartile for the one-year and since inception periods. The Trustees further noted that the adviser modified the Fund’s strategy by removing the Fund’s exposure to Japanese securities. The Trustees concluded that the Fund’s strategy was intended to allow for greater volatility and the Fund’s performance should be monitored.

RiskPro PFG 30+. The Trustees reviewed the Fund’s investment objective and strategy, noting that the adviser invested 80% of the Fund’s assets in funds managed by Massachusetts Financial Services Company. They further noted that the Fund outperformed its peer group median, Morningstar category median, and its benchmark for the one-year and since inception periods. The Trustees agreed that the adviser had provided reasonable, positive returns to the Fund’s shareholders.

RiskPro Aggressive 30+. The Trustees reviewed the Fund’s objective and investment strategy, noting that the adviser invested at least 50% of the Fund’s assets in SA Funds Investment Trust and utilized research provided by Loring Ward. The Trustees acknowledged that the Fund underperformed its peer group median, Morningstar category median and benchmark for the one-year and since inception periods posting negative returns in each period. The Trustees noted that the adviser attributed the Fund’s underperformance to the Fund’s holdings of value stocks rather than growth stocks. The Trustees concluded that the Fund would likely demonstrate improvement over a more complete market cycle.

Fees and Expenses. The Trustees noted that the advisory fee for each Fund was 1.25%, which decreased to 1.20% when total Fund assets exceed $3 billion in the aggregate. They further noted that each Fund’s advisory fee exceeded its respective peer group median and averages. The Trustees reviewed each Fund’s net expense ratio, acknowledging that the net expense ratio ranged from 1.98% to 2.09%. They acknowledged that each Fund’s net expense ratio exceeded its respective peer group median and average. The Trustees discussed each Fund’s advisory fees and net expense ratio, noting that the peer groups provided by an independent third party service were informative but did not appear to be wholly reflective of each Fund’s respective strategy or use within asset allocation models. The Trustees considered that the risk based strategies provide shareholders the opportunity to determine their investment plan based on an individual risk profile. After considering the complexity of each Fund’s strategy, the Trustees concluded that the advisory fee for each Fund was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser. The Trustees noted that with respect to each Fund, the adviser realized a robust profit in connection with its relationship with each Fund. They reasoned that such profits were reasonable in terms of both actual dollars and percentage of revenue given the complexity of each Fund’s investment strategy and the costs and risks of launching and advising mutual funds. The Trustee’s concluded that the adviser’s profits were not excessive.

THE PACIFIC FINANCIAL FUNDS
Supplemental Information (Unaudited)(Continued)
April 30, 2020

Economies of Scale. The Trustees considered whether the adviser achieved economies of scale with respect to the Funds. They observed each Fund’s current asset levels, noting that assets, across all Funds, increased by $400 million since July of 2018. The Trustees reviewed the advisory agreement, noting that the adviser agreed to decrease its advisory fee by 0.05% once total Fund assets reached $3 billion in the aggregate. The Trustees concluded that the current breakpoints were reasonable.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fees were not unreasonable and that renewal of the agreement was in the best interests of the shareholders of each of the RiskPro Funds.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

THE PACIFIC FINANCIAL FUNDS
Supplemental Information (Unaudited)(Continued)
April 30, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended April 30, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

THE PACIFIC FINANCIAL FUNDS
Supplemental Information (Unaudited)(Continued)
April 30, 2020

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	13	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); and Carlyle Tactical Private Credit Fund (since March 2018).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	13	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	13	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	13	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	13	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Director, Lynn Pippenger School of Accountancy Muma College of Business, University of South Florida, Tampa FL (since 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012).	13	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

4/30/20 – NLFT_v3

THE PACIFIC FINANCIAL FUNDS
Supplemental Information (Unaudited)(Continued)
April 30, 2020

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President Since June 2017	Vice President, The Ultimus Group, LLC and Executive Vice President, Gemini Fund Services, LLC (since 2019); President, Gemini Fund Services, LLC (2012-2019) Treasurer of the Trust (2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 -2012); and Vice-President, Blu Giant, LLC, (2004 -2013).	N/A	N/A
Richard Malinowski Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President, Gemini Fund Services, LLC (2012-2016)	N/A	N/A
James Colantino Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President - Fund Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (from 2013 - 2018); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of April 30, 2020, the Trust was comprised of 77 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Funds’ Adviser. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s Adviser.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-451-TPFG.

4/30/20 – NLFT_v3

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how a Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR
The Pacific Financial Group, LLC
2077 West Coast Highway
Newport Beach, CA 92663

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)        The Code of Ethics is not posted on Registrant’ website.

(f)        A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2020 - $143,000

2019 - $156,000

2018 - $156,000

(b)	Audit-Related Fees

2020 - $0

2019 - $0

2018 - $0

(c)	Tax Fees

2020 - $39,000

2019 - $39,000

2018 - $32,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2020 - None

2019 - None

2018 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

          2018                2019                       2020

Audit-Related Fees:                    0.00%             0.00%                   0.00%

Tax Fees:                                       0.00%             0.00%                  0.00%

All Other Fees:                             0.00%             0.00%                  0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2020 - $39,000

2019 - $39,000

2018 - $32,500

(h)	The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 7/7/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 7/7/20

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 7/7/20